UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Premier Income Trust
The fund's portfolio
10/31/08 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (46.1%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.759s, 2036		$105,144	$3,662
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		8,951,000	5,102,070
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		343,000	305,117
Ser. 07-2, Class A2, 5.634s, 2049		977,000	858,881
Ser. 05-6, Class A2, 5.165s, 2047		2,118,000	1,946,365
Ser. 07-5, Class XW, IO (Interest only), 0.44s, 2051		218,628,452	3,666,423
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	297,563
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	542,435
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.991s, 2036		6,413,676	4,040,616
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 6.56s, 2022		1,187,000	981,768
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		2,787,967	339,017
Ser. 07-1, Class S, IO, 1.211s, 2037		7,646,985	600,288
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		4,821,817	2,820,763
FRB Ser. 06-6, Class 2A1, 5.894s, 2036		2,359,989	1,366,126
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.186s, 2032		481,000	417,272
Ser. 07-PW17, Class A3, 5.736s, 2050		4,243,000	3,573,455
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.057s, 2050		121,361,691	905,637
Broadgate Financing PLC sec. FRB Ser. D, 7.078s, 2023
(United Kingdom)	GBP	716,875	751,887
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.203s, 2036		$3,101,552	1,885,877
FRB Ser. 06-AR7, Class 2A2A, 5.652s, 2036		545,828	322,038
IFB Ser. 07-6, Class 2A5, IO, 3.391s, 2037		3,457,344	276,588
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		217,000	192,546
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.061s, 2044		71,303,169	372,818
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.966s, 2017		1,041,394	13,017
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 4.66s, 2017		496,801	459,804
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		1,982,757	1,174,474
Ser. 06-J8, Class A4, 6s, 2037		5,030,990	2,476,977
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		3,877,312	3,040,660
IFB Ser. 04-2CB, Class 1A5, IO, 4.341s, 2034		3,465,479	226,881
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.711s, 2035		4,501,571	3,016,053
Ser. 05-2, Class 2X, IO, 1.16s, 2035		5,155,601	110,362
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 2.82s, 2035		5,452,893	333,717
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039 (F)		1,632,000	1,458,237
Ser. 07-C5, Class A3, 5.694s, 2040 (F)		21,660,000	16,930,504
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 4.059s, 2017		167,000	137,859
FRB Ser. 06-A, Class C, 3.859s, 2017		495,000	431,492
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		2,319,659	2,344,629
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,115,633
FRB Ser. 05-TFLA, Class L, 6.41s, 2020		1,356,000	1,098,360
Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,425,852
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	103,650
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0 5/8s, 2031		9,528,330	232,858
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	389,438
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		1,771,365	1,156,878
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.788s, 2014 (Ireland)	GBP	995,000	1,123,872
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.788s, 2014 (United Kingdom)	GBP	542,570	656,618
Fannie Mae
IFB Ser. 06-70, Class SM, 27.126s, 2036		$418,567	561,203
IFB Ser. 07-1, Class NR, 22.734s, 2037		1,679,996	1,980,571
IFB Ser. 06-62, Class PS, 20.348s, 2036		1,233,230	1,558,811
IFB Ser. 06-76, Class QB, 20.048s, 2036		3,102,509	3,883,494
IFB Ser. 06-63, Class SP, 19.748s, 2036		3,396,975	4,195,852
IFB Ser. 07-W7, Class 1A4, 19.628s, 2037		1,122,440	1,077,543
IFB Ser. 06-104, Class GS, 17.725s, 2036		641,031	752,072
IFB Ser. 06-60, Class TK, 15.565s, 2036		946,271	1,058,030
IFB Ser. 05-25, Class PS, 13.822s, 2035		1,259,071	1,369,083
IFB Ser. 05-74, Class CP, 12.801s, 2035		884,458	932,020
IFB Ser. 05-115, Class NQ, 12.717s, 2036		504,818	553,277
IFB Ser. 06-27, Class SP, 12.618s, 2036		1,422,691	1,552,021

IFB Ser. 06-8, Class HP, 12.618s, 2036	1,506,253	1,634,444
IFB Ser. 06-8, Class WK, 12.618s, 2036	2,404,954	2,582,615
IFB Ser. 05-99, Class SA, 12.618s, 2035	1,036,873	1,115,924
IFB Ser. 06-60, Class CS, 12.141s, 2036	1,597,528	1,593,713
IFB Ser. 05-74, Class CS, 11.058s, 2035	1,008,309	1,056,952
IFB Ser. 04-79, Class S, 10.838s, 2032	1,455,316	1,441,982
IFB Ser. 05-114, Class SP, 10.618s, 2036	630,421	629,114
IFB Ser. 05-95, Class OP, 10.29s, 2035	652,153	703,026
IFB Ser. 05-95, Class CP, 10.196s, 2035	151,313	163,360
IFB Ser. 05-83, Class QP, 8.921s, 2034	358,078	364,960
Ser. 383, Class 90, IO, 8s, 2037	127,706	23,494
Ser. 383, Class 91, IO, 8s, 2037	101,358	17,699
Ser. 02-T4, Class A3, 7 1/2s, 2041	1,539	1,622
Ser. 01-T3, Class A1, 7 1/2s, 2040	245,534	258,607
Ser. 01-T1, Class A1, 7 1/2s, 2040	739,217	763,011
Ser. 99-T2, Class A1, 7 1/2s, 2039	291,411	317,716
Ser. 386, Class 26, IO, 7 1/2s, 2038	258,271	56,408
Ser. 386, Class 27, IO, 7 1/2s, 2037	151,666	34,741
Ser. 386, Class 28, IO, 7 1/2s, 2037	148,392	26,054
Ser. 383, Class 88, IO, 7 1/2s, 2037	275,254	58,853
Ser. 383, Class 89, IO, 7 1/2s, 2037	214,982	38,621
Ser. 383, Class 87, IO, 7 1/2s, 2037	343,137	74,404
Ser. 04-W12, Class 1A3, 7s, 2044	600,067	631,840
Ser. 01-T10, Class A1, 7s, 2041	1,489,489	1,556,673
Ser. 386, Class 24, IO, 7s, 2038	221,175	49,037
Ser. 386, Class 25, IO, 7s, 2038	235,481	43,930
Ser. 386, Class 22, IO, 7s, 2038	304,087	68,960
Ser. 386, Class 21, IO, 7s, 2037	341,594	74,179
Ser. 386, Class 23, IO, 7s, 2037	337,730	76,001
Ser. 383, Class 84, IO, 7s, 2037	315,830	78,328
Ser. 383, Class 85, IO, 7s, 2037	201,025	48,986
Ser. 383, Class 86, IO, 7s, 2037	158,473	30,362
Ser. 383, Class 79, IO, 7s, 2037	318,409	73,727
Ser. 383, Class 80, IO, 7s, 2037	696,327	133,138
Ser. 383, Class 81, IO, 7s, 2037	381,895	87,579
Ser. 383, Class 82, IO, 7s, 2037	380,613	86,287
Ser. 383, Class 83, IO, 7s, 2037	320,613	79,112
Ser. 386, Class 14, IO, 6 1/2s, 2038	2,772,426	495,710
Ser. 386, Class 19, IO, 6 1/2s, 2038	327,261	72,625
Ser. 386, Class 17, IO, 6 1/2s, 2037	502,690	89,881
Ser. 386, Class 16, IO, 6 1/2s, 2037	345,754	90,723
Ser. 383, Class 60, IO, 6 1/2s, 2037	1,591,312	324,309
Ser. 383, Class 62, IO, 6 1/2s, 2037	443,928	115,710
Ser. 383, Class 69, IO, 6 1/2s, 2037	252,164	41,433
Ser. 383, Class 63, IO, 6 1/2s, 2037	346,863	82,735
Ser. 383, Class 64, IO, 6 1/2s, 2037	639,772	128,722
Ser. 383, Class 67, IO, 6 1/2s, 2037	339,322	88,488
Ser. 383, Class 68, IO, 6 1/2s, 2037	164,065	43,516
Ser. 383, Class 58, IO, 6 1/2s, 2037	738,821	139,489
Ser. 383, Class 59, IO, 6 1/2s, 2037	466,879	107,971
Ser. 383, Class 61, IO, 6 1/2s, 2037	372,548	89,305
Ser. 383, Class 65, IO, 6 1/2s, 2037	444,067	118,724
Ser. 383, Class 66, IO, 6 1/2s, 2037	452,393	121,169
Ser. 383, Class 72, IO, 6 1/2s, 2037	1,782,260	346,471
Ser. 383, Class 77, IO, 6 1/2s, 2037	268,687	65,466
Ser. 383, Class 78, IO, 6 1/2s, 2037	275,434	44,181
Ser. 383, Class 73, IO, 6 1/2s, 2037	607,932	116,237
Ser. 383, Class 76, IO, 6 1/2s, 2037	367,655	99,020
Ser. 383, Class 70, IO, 6 1/2s, 2037	938,056	179,356
Ser. 383, Class 74, IO, 6 1/2s, 2037	502,452	96,069
Ser. 383, Class 71, IO, 6 1/2s, 2036	397,305	92,534
Ser. 383, Class 75, IO, 6 1/2s, 2036	319,433	77,649
Ser. 371, Class 2, IO, 6 1/2s, 2036	24,426,628	5,720,716
Ser. 383, Class 101, IO, 6 1/2s, 2022	149,084	26,616
Ser. 383, Class 102, IO, 6 1/2s, 2022	89,888	13,283
Ser. 389, Class 6, IO, 6s, 2038	429,441	78,931
Ser. 08-76, Class JI, IO, 6s, 2038	3,076,046	626,898
Ser. 386, Class 10, IO, 6s, 2038	243,670	59,994
Ser. 386, Class 11, IO, 6s, 2038	162,910	29,602
Ser. 383, Class 41, IO, 6s, 2038	2,699,635	516,170
Ser. 383, Class 42, IO, 6s, 2038	1,952,190	374,625
Ser. 383, Class 43, IO, 6s, 2038	1,764,021	337,281
Ser. 383, Class 44, IO, 6s, 2038	1,611,044	314,154
Ser. 383, Class 45, IO, 6s, 2038	1,241,652	242,122
Ser. 383, Class 46, IO, 6s, 2038	1,078,529	210,313
Ser. 383, Class 47, IO, 6s, 2038	954,532	183,747
Ser. 383, Class 48, IO, 6s, 2038	856,796	170,331
Ser. 383, Class 52, IO, 6s, 2038	347,648	79,919
Ser. 386, Class 9, IO, 6s, 2038	1,548,485	276,869
Ser. 383, Class 28, IO, 6s, 2038	3,231,084	650,094
Ser. 383, Class 29, IO, 6s, 2038	2,906,054	584,698
Ser. 383, Class 30, IO, 6s, 2038	2,144,514	426,329
Ser. 383, Class 31, IO, 6s, 2038	1,891,786	376,087
Ser. 383, Class 32, IO, 6s, 2038	1,467,592	291,757
Ser. 383, Class 33, IO, 6s, 2038	1,255,161	247,894
Ser. 383, Class 37, IO, 6s, 2038	488,348	119,635
Ser. 386, Class 7, IO, 6s, 2038	1,898,027	367,838
Ser. 383, Class 34, IO, 6s, 2037	507,852	100,301
Ser. 383, Class 35, IO, 6s, 2037	419,422	101,472
Ser. 383, Class 36, IO, 6s, 2037	329,887	79,475
Ser. 383, Class 38, IO, 6s, 2037	206,848	48,929
Ser. 383, Class 50, IO, 6s, 2037	584,533	111,763
Ser. 386, Class 6, IO, 6s, 2037	910,149	170,653
Ser. 383, Class 39, IO, 6s, 2037	139,478	25,036
Ser. 383, Class 49, IO, 6s, 2037	440,021	105,776

Ser. 383, Class 51, IO, 6s, 2037	454,303	101,317
Ser. 383, Class 53, IO, 6s, 2037	168,251	40,480
Ser. 383, Class 54, IO, 6s, 2037	109,429	26,307
Ser. 383, Class 55, IO, 6s, 2037	91,158	21,895
Ser. 383, Class 57, IO, 6s, 2037	277,794	51,021
Ser. 383, Class 100, IO, 6s, 2022	154,330	22,422
Ser. 383, Class 98, IO, 6s, 2022	476,245	89,680
Ser. 383, Class 99, IO, 6s, 2022	209,101	38,021
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,704,055	340,811
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,554,671	310,934
Ser. 383, Class 25, IO, 5 1/2s, 2038	265,589	62,099
Ser. 386, Class 4, IO, 5 1/2s, 2037	384,732	94,986
Ser. 386, Class 5, IO, 5 1/2s, 2037	246,571	51,882
Ser. 383, Class 15, IO, 5 1/2s, 2037	235,447	55,201
Ser. 383, Class 16, IO, 5 1/2s, 2037	102,093	20,942
Ser. 383, Class 4, IO, 5 1/2s, 2037	2,379,463	473,037
Ser. 383, Class 5, IO, 5 1/2s, 2037	1,510,474	300,282
Ser. 383, Class 6, IO, 5 1/2s, 2037	1,357,309	269,833
Ser. 383, Class 7, IO, 5 1/2s, 2037	1,337,875	265,969
Ser. 383, Class 8, IO, 5 1/2s, 2037	542,176	109,465
Ser. 383, Class 9, IO, 5 1/2s, 2037	517,756	104,535
Ser. 383, Class 20, IO, 5 1/2s, 2037	962,578	197,328
Ser. 383, Class 21, IO, 5 1/2s, 2037	910,306	186,613
Ser. 383, Class 22, IO, 5 1/2s, 2037	616,542	126,391
Ser. 383, Class 23, IO, 5 1/2s, 2037	556,435	114,069
Ser. 383, Class 24, IO, 5 1/2s, 2037	389,501	93,681
Ser. 383, Class 26, IO, 5 1/2s, 2037	286,083	73,523
Ser. 383, Class 27, IO, 5 1/2s, 2037	91,011	18,461
Ser. 383, Class 95, IO, 5 1/2s, 2022	757,598	110,306
Ser. 383, Class 97, IO, 5 1/2s, 2022	319,120	48,780
Ser. 383, Class 94, IO, 5 1/2s, 2022	380,430	73,759
Ser. 383, Class 96, IO, 5 1/2s, 2022	413,883	76,246
Ser. 386, Class 1, IO, 5s, 2037	95,482	22,931
Ser. 383, Class 2, IO, 5s, 2037	256,050	55,575
Ser. 383, Class 92, IO, 5s, 2022	331,778	54,877
Ser. 383, Class 93, IO, 5s, 2022	180,781	29,694
IFB Ser. 07-W6, Class 6A2, IO, 4.541s, 2037	1,996,816	188,499
IFB Ser. 06-90, Class SE, IO, 4.541s, 2036	4,629,906	537,972
IFB Ser. 04-51, Class XP, IO, 4.441s, 2034	3,927,720	504,620
IFB Ser. 03-66, Class SA, IO, 4.391s, 2033	1,730,513	184,139
IFB Ser. 08-7, Class SA, IO, 4.291s, 2038	8,581,241	990,404
IFB Ser. 07-W6, Class 5A2, IO, 4.031s, 2037	3,032,850	261,432
IFB Ser. 07-W2, Class 3A2, IO, 4.021s, 2037	2,815,756	244,689
IFB Ser. 06-115, Class BI, IO, 4.001s, 2036	2,348,005	176,946
IFB Ser. 05-113, Class AI, IO, 3.971s, 2036	1,466,735	139,271
IFB Ser. 05-113, Class DI, IO, 3.971s, 2036	1,132,038	106,355
IFB Ser. 08-36, Class YI, IO, 3.941s, 2036	3,759,993	396,833
IFB Ser. 06-60, Class SI, IO, 3.891s, 2036	2,835,487	286,951
IFB Ser. 06-60, Class UI, IO, 3.891s, 2036	1,146,620	133,915
IFB Ser. 04-12, Class WS, IO, 3.891s, 2033	4,273,206	499,475
IFB Ser. 07-W7, Class 3A2, IO, 3.871s, 2037	3,339,362	322,685
IFB Ser. 06-60, Class DI, IO, 3.811s, 2035	3,512,235	265,525
IFB Ser. 03-130, Class BS, IO, 3.791s, 2033	5,091,810	489,028
IFB Ser. 03-34, Class WS, IO, 3.741s, 2029	4,848,822	441,054
IFB Ser. 08-10, Class LI, IO, 3.721s, 2038	4,889,951	476,770
IFB Ser. 05-42, Class SA, IO, 3.541s, 2035	8,248,295	643,590
IFB Ser. 07-39, Class LI, IO, 3.511s, 2037	2,641,434	251,091
IFB Ser. 07-23, Class SI, IO, 3.511s, 2037	682,624	54,074
IFB Ser. 07-54, Class CI, IO, 3.501s, 2037	2,313,439	204,348
IFB Ser. 07-39, Class PI, IO, 3.501s, 2037	1,773,302	146,686
IFB Ser. 07-30, Class WI, IO, 3.501s, 2037	10,362,759	882,928
IFB Ser. 07-28, Class SE, IO, 3.491s, 2037	423,093	37,358
IFB Ser. 07-22, Class S, IO, 3.491s, 2037	15,731,863	1,376,538
IFB Ser. 06-128, Class SH, IO, 3.491s, 2037	1,907,517	155,818
IFB Ser. 06-56, Class SM, IO, 3.491s, 2036	2,576,653	215,988
IFB Ser. 05-90, Class SP, IO, 3.491s, 2035	1,180,770	100,612
IFB Ser. 05-12, Class SC, IO, 3.491s, 2035	1,479,462	147,768
IFB Ser. 05-45, Class PL, IO, 3.491s, 2034	8,386,187	733,993
IFB Ser. 07-W5, Class 2A2, IO, 3.481s, 2037	901,150	78,851
IFB Ser. 07-30, Class IE, IO, 3.481s, 2037	5,407,700	563,423
IFB Ser. 06-123, Class CI, IO, 3.481s, 2037	4,400,994	382,477
IFB Ser. 06-123, Class UI, IO, 3.481s, 2037	4,475,636	385,800
IFB Ser. 07-15, Class BI, IO, 3.441s, 2037	7,460,672	618,482
IFB Ser. 06-126, Class CS, IO, 3.441s, 2037	3,168,894	261,912
IFB Ser. 06-16, Class SM, IO, 3.441s, 2036	4,347,409	395,149
IFB Ser. 05-95, Class CI, IO, 3.441s, 2035	2,325,956	219,340
IFB Ser. 05-84, Class SG, IO, 3.441s, 2035	3,833,624	354,610
IFB Ser. 05-57, Class NI, IO, 3.441s, 2035	993,783	91,671
IFB Ser. 05-29, Class SX, IO, 3.441s, 2035	2,730,846	260,021
IFB Ser. 05-7, Class SC, IO, 3.441s, 2035	9,763,357	789,690
IFB Ser. 04-92, Class S, IO, 3.441s, 2034	6,433,303	498,581
IFB Ser. 06-104, Class EI, IO, 3.431s, 2036	2,491,345	254,478
IFB Ser. 05-83, Class QI, IO, 3.431s, 2035	629,675	68,150
IFB Ser. 06-128, Class GS, IO, 3.421s, 2037	2,591,129	223,441
IFB Ser. 06-114, Class IS, IO, 3.391s, 2036	2,193,055	178,256
IFB Ser. 06-116, Class ES, IO, 3.391s, 2036	344,370	28,256
IFB Ser. 04-92, Class SQ, IO, 3.391s, 2034	2,678,271	263,202
IFB Ser. 06-115, Class IE, IO, 3.381s, 2036	1,703,381	158,246
IFB Ser. 06-117, Class SA, IO, 3.381s, 2036	2,534,773	202,333
IFB Ser. 06-121, Class SD, IO, 3.381s, 2036	266,907	21,673
IFB Ser. 06-109, Class SG, IO, 3.371s, 2036	630,285	52,818
IFB Ser. 06-104, Class SY, IO, 3.361s, 2036	564,251	45,661
IFB Ser. 06-109, Class SH, IO, 3.361s, 2036	2,090,787	198,234
IFB Ser. 06-111, Class SA, IO, 3.361s, 2036	13,259,860	1,143,199
IFB Ser. 07-W6, Class 4A2, IO, 3.341s, 2037	12,368,287	1,082,225

IFB Ser. 06-128, Class SC, IO, 3.341s, 2037	2,582,426	207,790
IFB Ser. 06-43, Class SI, IO, 3.341s, 2036	4,839,182	390,062
IFB Ser. 06-8, Class JH, IO, 3.341s, 2036	8,284,687	713,908
IFB Ser. 05-122, Class SG, IO, 3.341s, 2035	2,097,451	194,659
IFB Ser. 05-57, Class MS, IO, 3.341s, 2035	7,193,981	507,768
IFB Ser. 05-95, Class OI, IO, 3.331s, 2035	361,345	35,280
IFB Ser. 06-92, Class LI, IO, 3.321s, 2036	2,494,273	202,228
IFB Ser. 06-99, Class AS, IO, 3.321s, 2036	992,820	84,985
IFB Ser. 06-98, Class SQ, IO, 3.311s, 2036	11,298,264	917,419
IFB Ser. 06-85, Class TS, IO, 3.301s, 2036	5,517,200	445,056
IFB Ser. 07-75, Class PI, IO, 3.281s, 2037	2,699,773	218,061
IFB Ser. 07-88, Class MI, IO, 3.261s, 2037	1,072,950	69,589
IFB Ser. 07-103, Class AI, IO, 3.241s, 2037	11,976,740	1,025,209
IFB Ser. 07-15, Class NI, IO, 3.241s, 2022	4,079,783	303,536
IFB Ser. 07-106, Class SM, IO, 3.201s, 2037	6,014,781	476,419
IFB Ser. 08-3, Class SC, IO, 3.191s, 2038	8,609,923	751,350
IFB Ser. 07-109, Class XI, IO, 3.191s, 2037	1,738,431	117,144
IFB Ser. 07-109, Class YI, IO, 3.191s, 2037	2,670,528	207,292
IFB Ser. 07-W8, Class 2A2, IO, 3.191s, 2037	4,417,067	307,609
IFB Ser. 07-88, Class JI, IO, 3.191s, 2037	3,040,234	257,450
IFB Ser. 06-79, Class SH, IO, 3.191s, 2036	3,785,250	298,178
IFB Ser. 07-54, Class KI, IO, 3.181s, 2037	1,347,615	95,358
IFB Ser. 07-30, Class JS, IO, 3.181s, 2037	4,806,155	393,624
IFB Ser. 07-30, Class LI, IO, 3.181s, 2037	4,767,124	401,734
IFB Ser. 07-W2, Class 1A2, IO, 3.171s, 2037	1,968,978	180,228
IFB Ser. 07-106, Class SN, IO, 3.151s, 2037	2,602,531	201,475
IFB Ser. 07-54, Class IA, IO, 3.151s, 2037	2,402,903	190,375
IFB Ser. 07-54, Class IB, IO, 3.151s, 2037	2,402,903	190,375
IFB Ser. 07-54, Class IC, IO, 3.151s, 2037	2,402,903	190,375
IFB Ser. 07-54, Class ID, IO, 3.151s, 2037	2,402,903	190,375
IFB Ser. 07-54, Class IE, IO, 3.151s, 2037	2,402,903	190,375
IFB Ser. 07-54, Class IF, IO, 3.151s, 2037	3,823,229	318,562
IFB Ser. 07-54, Class NI, IO, 3.151s, 2037	2,111,248	160,852
IFB Ser. 07-54, Class UI, IO, 3.151s, 2037	3,667,572	281,854
IFB Ser. 07-91, Class AS, IO, 3.141s, 2037	1,757,188	137,602
IFB Ser. 07-91, Class HS, IO, 3.141s, 2037	1,882,512	160,528
IFB Ser. 07-15, Class CI, IO, 3.121s, 2037	8,213,159	646,893
IFB Ser. 06-123, Class BI, IO, 3.121s, 2037	9,992,797	776,700
IFB Ser. 06-115, Class JI, IO, 3.121s, 2036	5,943,716	486,790
IFB Ser. 07-109, Class PI, IO, 3.091s, 2037	2,906,782	213,437
IFB Ser. 06-123, Class LI, IO, 3.061s, 2037	3,961,689	315,251
IFB Ser. 08-1, Class NI, IO, 2.991s, 2037	5,083,302	381,248
IFB Ser. 08-10, Class GI, IO, 2.971s, 2038	3,005,580	232,272
IFB Ser. 08-13, Class SA, IO, 2.961s, 2038	11,184,496	832,619
IFB Ser. 07-39, Class AI, IO, 2.861s, 2037	4,358,760	333,886
IFB Ser. 07-32, Class SD, IO, 2.851s, 2037	2,847,143	242,230
IFB Ser. 07-30, Class UI, IO, 2.841s, 2037	2,326,066	197,384
IFB Ser. 07-32, Class SC, IO, 2.841s, 2037	4,028,896	292,844
IFB Ser. 07-1, Class CI, IO, 2.841s, 2037	2,719,172	197,534
IFB Ser. 05-74, Class SE, IO, 2.841s, 2035	4,948,668	347,797
IFB Ser. 05-92, Class US, IO, 2.841s, 2025	21,826,345	1,351,051
IFB Ser. 05-14, Class SE, IO, 2.791s, 2035	2,184,379	202,678
IFB Ser. 08-1, Class BI, IO, 2.651s, 2038	8,804,527	552,836
IFB Ser. 07-75, Class ID, IO, 2.611s, 2037	2,933,178	200,154
Ser. 03-W17, Class 12, IO, 1.147s, 2033	3,946,460	116,073
Ser. 00-T6, IO, 0.766s, 2030	5,968,117	149,784
Ser. 03-W10, Class 3A, IO, 0.689s, 2043	6,499,175	91,643
Ser. 03-W10, Class 1A, IO, 0.646s, 2043	5,426,925	68,802
Ser. 02-T18, IO, 0.514s, 2042	10,899,069	166,264
Ser. 06-56, Class XF, zero %, 2036	145,810	151,205
Ser. 04-61, Class CO, PO (Principal only), zero %, 2031	802,744	581,989
Ser. 99-51, Class N, PO, zero %, 2029	107,878	90,222
Ser. 07-15, Class IM, IO, zero %, 2009	2,278,923	852
Ser. 07-16, Class TS, IO, zero %, 2009	9,389,548	4,787
FRB Ser. 05-91, Class EF, zero %, 2035	166,687	160,129
FRB Ser. 06-54, Class CF, zero %, 2035	247,806	238,737
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	8,300	8,609
IFB Ser. T-56, Class 2ASI, IO, 4.841s, 2043	1,348,536	161,824
Ser. T-57, Class 1AX, IO, 0.45s, 2043	3,451,478	48,893
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.317s, 2020	9,252,932	308,308
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.021s, 2039	655,172	651,897
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	471,294
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	949,622
Freddie Mac
IFB Ser. 3182, Class PS, 10 1/4s, 2032	339,753	400,810
IFB Ser. 3182, Class SP, 10 1/4s, 2032	755,441	678,662
IFB Ser. 3153, Class JS, 10.163s, 2036	1,096,535	1,246,948
IFB Ser. 3081, Class DC, 8.516s, 2035	856,023	922,570
IFB Ser. 3211, Class SI, IO, 8.377s, 2036	715,900	277,853
IFB Ser. 3114, Class GK, 8.05s, 2036	603,357	627,483
IFB Ser. 3393, Class JS, 7.98s, 2032	1,118,995	1,107,353
IFB Ser. 2979, Class AS, 7.452s, 2034	378,972	397,983
IFB Ser. 3149, Class SU, 7.047s, 2036	737,150	705,592
IFB Ser. 3065, Class DC, 6.098s, 2035	1,405,617	1,359,454
IFB Ser. 3012, Class FS, 5.406s, 2035	944,555	1,019,645
IFB Ser. 246, Class S54, IO, 4.013s, 2037	11,865,745	1,334,896
IFB Ser. 3184, Class SP, IO, 2.763s, 2033	3,606,864	335,197
IFB Ser. 2882, Class LS, IO, 2.613s, 2034	1,641,911	155,510
IFB Ser. 3203, Class SH, IO, 2.553s, 2036	2,054,460	202,426

IFB Ser. 2594, Class SE, IO, 2.463s, 2030	661,167	52,482
IFB Ser. 2828, Class TI, IO, 2.463s, 2030	1,187,564	144,186
IFB Ser. 3397, Class GS, IO, 2.413s, 2037	1,662,770	146,586
IFB Ser. 3297, Class BI, IO, 2.173s, 2037	7,676,420	655,996
IFB Ser. 3287, Class SD, IO, 2.163s, 2037	2,626,688	221,784
IFB Ser. 3281, Class BI, IO, 2.163s, 2037	1,376,617	143,084
IFB Ser. 3281, Class CI, IO, 2.163s, 2037	1,622,869	188,884
IFB Ser. 3249, Class SI, IO, 2.163s, 2036	1,242,584	143,127
IFB Ser. 3028, Class ES, IO, 2.163s, 2035	6,323,763	592,973
IFB Ser. 3042, Class SP, IO, 2.163s, 2035	1,927,015	191,038
IFB Ser. 2990, Class TS, IO, 2.163s, 2035	8,504,804	554,603
IFB Ser. 3045, Class DI, IO, 2.143s, 2035	11,634,085	965,199
IFB Ser. 3236, Class ES, IO, 2.113s, 2036	202,430	19,275
IFB Ser. 3136, Class NS, IO, 2.113s, 2036	1,534,355	127,399
IFB Ser. 3107, Class DC, IO, 2.113s, 2035	6,921,961	656,520
IFB Ser. 2950, Class SM, IO, 2.113s, 2016	1,012,773	99,230
IFB Ser. 3256, Class S, IO, 2.103s, 2036	3,922,050	360,436
IFB Ser. 3031, Class BI, IO, 2.102s, 2035	1,254,354	179,368
IFB Ser. 3370, Class TS, IO, 2.083s, 2037	7,109,877	607,950
IFB Ser. 3244, Class SB, IO, 2.073s, 2036	1,974,884	204,245
IFB Ser. 3244, Class SG, IO, 2.073s, 2036	2,303,400	189,595
IFB Ser. 3236, Class IS, IO, 2.063s, 2036	3,827,310	318,049
IFB Ser. 3033, Class SG, IO, 2.063s, 2035	1,595,033	179,099
IFB Ser. 3114, Class TS, IO, 2.063s, 2030	7,340,122	631,324
IFB Ser. 3128, Class JI, IO, 2.043s, 2036	686,109	59,623
IFB Ser. 3240, Class S, IO, 2.033s, 2036	6,876,146	565,914
IFB Ser. 3229, Class BI, IO, 2.033s, 2036	217,343	22,635
IFB Ser. 3153, Class JI, IO, 2.033s, 2036	3,051,865	206,001
IFB Ser. 3065, Class DI, IO, 2.033s, 2035	973,546	123,209
IFB Ser. 3145, Class GI, IO, 2.013s, 2036	561,278	51,581
IFB Ser. 3218, Class AS, IO, 1.993s, 2036	2,188,882	172,749
IFB Ser. 3221, Class SI, IO, 1.993s, 2036	3,116,865	245,148
IFB Ser. 3153, Class UI, IO, 1.983s, 2036	478,679	46,730
IFB Ser. 3424, Class XI, IO, 1.983s, 2036	4,276,658	351,179
IFB Ser. 3202, Class PI, IO, 1.953s, 2036	8,579,321	675,767
IFB Ser. 3355, Class MI, IO, 1.913s, 2037	1,871,794	147,649
IFB Ser. 3201, Class SG, IO, 1.913s, 2036	3,910,301	326,243
IFB Ser. 3203, Class SE, IO, 1.913s, 2036	3,522,738	290,215
IFB Ser. 3238, Class LI, IO, 1.903s, 2036	2,159,523	192,453
IFB Ser. 3171, Class PS, IO, 1.898s, 2036	2,810,105	223,122
IFB Ser. 3152, Class SY, IO, 1.893s, 2036	6,430,061	554,666
IFB Ser. 3366, Class SA, IO, 1.863s, 2037	4,011,073	314,933
IFB Ser. 3284, Class BI, IO, 1.863s, 2037	2,247,374	158,245
IFB Ser. 3260, Class SA, IO, 1.863s, 2037	2,000,451	143,298
IFB Ser. 3199, Class S, IO, 1.863s, 2036	5,741,431	476,098
IFB Ser. 3284, Class LI, IO, 1.853s, 2037	6,490,747	513,100
IFB Ser. 3281, Class AI, IO, 1.843s, 2037	8,319,744	691,031
IFB Ser. 3311, Class EI, IO, 1.823s, 2037	2,391,689	211,029
IFB Ser. 3311, Class IA, IO, 1.823s, 2037	3,644,021	305,800
IFB Ser. 3311, Class IB, IO, 1.823s, 2037	3,644,021	305,800
IFB Ser. 3311, Class IC, IO, 1.823s, 2037	3,644,021	305,800
IFB Ser. 3311, Class ID, IO, 1.823s, 2037	3,644,021	305,800
IFB Ser. 3311, Class IE, IO, 1.823s, 2037	5,566,820	467,158
IFB Ser. 3311, Class PI, IO, 1.823s, 2037	2,850,735	251,314
IFB Ser. 3382, Class SI, IO, 1.813s, 2037	24,041,742	1,880,761
IFB Ser. 3375, Class MS, IO, 1.813s, 2037	11,178,475	865,080
IFB Ser. 3240, Class GS, IO, 1.793s, 2036	4,139,344	336,293
IFB Ser. 3416, Class BI, IO, 1.663s, 2038	8,457,285	640,682
IFB Ser. 2967, Class SA, IO, 1.563s, 2035	9,390,428	623,095
IFB Ser. 3339, Class TI, IO, 1.553s, 2037	4,521,133	355,995
IFB Ser. 3284, Class CI, IO, 1.533s, 2037	10,417,841	753,773
IFB Ser. 3016, Class SQ, IO, 1.523s, 2035	2,646,292	169,426
IFB Ser. 3397, Class SQ, IO, 1.383s, 2037	6,206,091	418,700
IFB Ser. 3226, Class YS, IO, 1.263s, 2036	6,777,694	314,566
IFB Ser. 3424, Class UI, IO, 1.173s, 2037	2,966,906	193,268
Ser. 3292, Class DO, PO, zero %, 2037	185,225	138,839
Ser. 3292, Class OA, PO, zero %, 2037	247,237	161,848
Ser. 3300, PO, zero %, 2037	1,470,415	1,075,168
Ser. 3226, Class YI, IO, zero %, 2036	6,777,694	306,277
Ser. 3139, Class CO, PO, zero %, 2036	321,001	242,362
Ser. 2587, Class CO, PO, zero %, 2032	938,846	765,081
FRB Ser. 3345, Class TY, zero %, 2037	399,794	352,003
FRB Ser. 3326, Class XF, zero %, 2037	342,606	248,470
FRB Ser. 3273, Class HF, zero %, 2037	99,534	101,556
FRB Ser. 3235, Class TP, zero %, 2036	139,133	134,187
FRB Ser. 3283, Class KF, zero %, 2036	127,690	115,358
FRB Ser. 3226, Class YW, zero %, 2036	631,437	507,812
FRB Ser. 3332, Class UA, zero %, 2036	163,875	172,306
FRB Ser. 3251, Class TC, zero %, 2036	1,539,879	1,266,408
FRB Ser. 3130, Class JF, zero %, 2036	586,893	551,617
FRB Ser. 3326, Class WF, zero %, 2035	329,359	225,313
FRB Ser. 3030, Class EF, zero %, 2035	177,435	157,349
FRB Ser. 3412, Class UF, zero %, 2035	861,865	574,262
FRB Ser. 2980, Class TY, zero %, 2035	85,291	75,358
FRB Ser. 3112, Class XM, zero %, 2034	64,400	61,078
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.514s, 2033	251,000	243,817
Ser. 00-1, Class G, 6.131s, 2033 (F)	1,159,000	578,992
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	1,022,427	974,730
Government National Mortgage Association
FRB Ser. 07-41, Class SA, 14.535s, 2037	221,273	268,810
FRB Ser. 07-40, Class GS, 14.415s, 2037	85,851	101,775
FRB Ser. 07-45, Class SA, 14.175s, 2037	74,905	91,277
FRB Ser. 07-45, Class SB, 13.935s, 2037	74,905	90,698

IFB Ser. 07-51, Class SP, 13.815s, 2037	176,344	211,511
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	1,267,081	259,752
IFB Ser. 05-66, Class SP, 5.938s, 2035	836,716	832,186
IFB Ser. 08-29, Class SA, IO, 3.503s, 2038	13,168,215	1,306,432
IFB Ser. 08-42, Class AI, IO, 3.221s, 2038	15,328,521	1,599,684
IFB Ser. 07-2, Class SA, IO, 3.103s, 2037	331,806	27,097
IFB Ser. 06-69, Class SI, IO, 3.103s, 2036	2,557,154	222,381
IFB Ser. 06-61, Class SM, IO, 3.103s, 2036	4,306,646	362,819
IFB Ser. 06-62, Class SI, IO, 3.103s, 2036	2,636,650	226,784
IFB Ser. 07-1, Class SL, IO, 3.083s, 2037	1,212,605	99,920
IFB Ser. 07-1, Class SM, IO, 3.073s, 2037	1,213,300	99,743
IFB Ser. 06-62, Class SA, IO, 3.063s, 2036	3,036,068	252,211
IFB Ser. 06-64, Class SB, IO, 3.063s, 2036	3,015,221	252,380
IFB Ser. 05-68, Class PU, IO, 3.023s, 2032	2,169,503	206,172
IFB Ser. 07-49, Class NY, IO, 2.823s, 2035	7,685,115	679,702
IFB Ser. 04-59, Class SH, IO, 2.781s, 2034	3,544,532	303,755
IFB Ser. 04-59, Class SC, IO, 2.731s, 2034	1,383,155	130,153
IFB Ser. 04-26, Class IS, IO, 2.731s, 2034	2,557,737	202,306
IFB Ser. 07-47, Class SA, IO, 2.631s, 2036	2,613,049	241,403
IFB Ser. 07-26, Class SG, IO, 2.573s, 2037	3,816,375	353,678
IFB Ser. 07-9, Class BI, IO, 2.543s, 2037	6,993,042	631,317
IFB Ser. 07-31, Class CI, IO, 2.533s, 2037	1,995,460	126,105
IFB Ser. 07-25, Class SA, IO, 2.523s, 2037	2,694,953	207,538
IFB Ser. 07-25, Class SB, IO, 2.523s, 2037	5,276,280	474,360
IFB Ser. 07-22, Class S, IO, 2.523s, 2037	2,144,433	201,750
IFB Ser. 07-11, Class SA, IO, 2.523s, 2037	1,773,727	130,741
IFB Ser. 07-14, Class SB, IO, 2.523s, 2037	1,688,035	135,337
IFB Ser. 06-69, Class SA, IO, 2.523s, 2036	4,918,135	333,755
IFB Ser. 05-84, Class AS, IO, 2.523s, 2035	5,717,803	620,248
IFB Ser. 07-40, Class SB, IO, 2.473s, 2037	4,950,411	375,211
IFB Ser. 07-40, Class SC, IO, 2.473s, 2037	270,289	20,486
IFB Ser. 07-40, Class SD, IO, 2.473s, 2037	270,289	20,486
IFB Ser. 07-40, Class SE, IO, 2.473s, 2037	270,289	20,486
IFB Ser. 07-42, Class SB, IO, 2.473s, 2037	447,274	37,793
IFB Ser. 07-42, Class SC, IO, 2.473s, 2037	524,802	44,343
IFB Ser. 07-51, Class SJ, IO, 2.473s, 2037	2,250,017	206,481
IFB Ser. 07-53, Class SY, IO, 2.458s, 2037	4,459,861	414,754
IFB Ser. 07-35, Class NY, IO, 2.431s, 2035	3,592,613	273,723
IFB Ser. 07-41, Class SM, IO, 2.423s, 2037	765,830	56,518
IFB Ser. 07-41, Class SN, IO, 2.423s, 2037	780,831	57,625
IFB Ser. 04-88, Class S, IO, 2.423s, 2032	3,028,356	189,157
IFB Ser. 07-40, Class SG, IO, 2.403s, 2037	599,486	42,421
IFB Ser. 07-59, Class PS, IO, 2.393s, 2037	1,763,655	147,110
IFB Ser. 07-59, Class SP, IO, 2.393s, 2037	550,428	46,696
IFB Ser. 06-38, Class SG, IO, 2.373s, 2033	7,935,237	622,889
IFB Ser. 07-45, Class QA, IO, 2.363s, 2037	526,518	36,856
IFB Ser. 07-26, Class SD, IO, 2.331s, 2037	3,852,995	303,616
IFB Ser. 07-53, Class SG, IO, 2.323s, 2037	1,288,869	86,304
IFB Ser. 07-45, Class QB, IO, 2.323s, 2037	526,518	38,857
IFB Ser. 07-51, Class SG, IO, 2.303s, 2037	11,038,401	650,127
IFB Ser. 08-3, Class SA, IO, 2.273s, 2038	4,679,304	363,323
IFB Ser. 07-79, Class SY, IO, 2.273s, 2037	7,792,676	530,681
IFB Ser. 07-64, Class AI, IO, 2.273s, 2037	1,068,057	83,911
IFB Ser. 07-53, Class ES, IO, 2.273s, 2037	1,867,406	113,174
IFB Ser. 08-2, Class SB, IO, 2.243s, 2038	11,015,989	764,377
IFB Ser. 07-10, Class SB, IO, 2.243s, 2037	13,789,074	1,215,085
IFB Ser. 08-4, Class SA, IO, 2.239s, 2038	23,068,073	1,584,062
IFB Ser. 07-9, Class DI, IO, 2.233s, 2037	3,522,288	209,479
IFB Ser. 04-17, Class QN, IO, 2.231s, 2034	4,498,189	402,436
IFB Ser. 07-57, Class QA, IO, 2.223s, 2037	4,645,349	355,411
IFB Ser. 07-58, Class SC, IO, 2.223s, 2037	3,379,683	234,176
IFB Ser. 07-59, Class SA, IO, 2.223s, 2037	13,505,313	1,026,422
IFB Ser. 07-61, Class SA, IO, 2.223s, 2037	2,493,645	192,465
IFB Ser. 07-53, Class SC, IO, 2.223s, 2037	2,043,519	138,876
IFB Ser. 07-59, Class SC, IO, 2.223s, 2037	725,004	50,855
IFB Ser. 08-34, Class SH, IO, 2.223s, 2037	4,800,022	334,449
IFB Ser. 06-26, Class S, IO, 2.223s, 2036	19,033,438	1,499,035
IFB Ser. 08-15, Class CI, IO, 2.213s, 2038	18,168,641	1,245,824
IFB Ser. 07-58, Class SD, IO, 2.213s, 2037	3,238,303	225,492
IFB Ser. 08-9, Class SK, IO, 2.203s, 2038	6,995,834	604,090
IFB Ser. 08-6, Class SC, IO, 2.198s, 2038	18,367,151	1,255,909
IFB Ser. 07-59, Class SD, IO, 2.193s, 2037	884,822	59,192
IFB Ser. 06-49, Class SA, IO, 2.183s, 2036	5,844,461	459,493
IFB Ser. 07-48, Class SB, IO, 2.181s, 2037	2,728,743	196,401
IFB Ser. 05-92, Class S, IO, 2.123s, 2032	12,943,631	987,458
IFB Ser. 07-74, Class SI, IO, 2.101s, 2037	3,577,034	298,370
IFB Ser. 07-17, Class AI, IO, 2.081s, 2037	8,834,065	700,135
IFB Ser. 05-65, Class SI, IO, 2.073s, 2035	2,720,419	221,024
IFB Ser. 07-78, Class SA, IO, 2.061s, 2037	12,935,107	962,437
IFB Ser. 06-7, Class SB, IO, 2.043s, 2036	628,587	41,817
IFB Ser. 08-2, Class SM, IO, 2.031s, 2038	8,787,026	669,044
IFB Ser. 07-9, Class AI, IO, 2.031s, 2037	4,391,674	327,131
IFB Ser. 08-15, Class PI, IO, 2.023s, 2035	5,562,648	397,293
IFB Ser. 06-16, Class SX, IO, 2.013s, 2036	6,679,857	541,733
IFB Ser. 07-17, Class IB, IO, 1.973s, 2037	1,692,585	125,806
IFB Ser. 06-10, Class SM, IO, 1.973s, 2036	4,348,552	348,032
IFB Ser. 06-14, Class S, IO, 1.973s, 2036	2,685,573	184,864
IFB Ser. 05-57, Class PS, IO, 1.973s, 2035	3,206,753	276,141
IFB Ser. 06-11, Class ST, IO, 1.963s, 2036	1,687,888	137,078
IFB Ser. 08-40, Class SA, IO, 1.931s, 2038	22,635,591	1,733,026
IFB Ser. 07-27, Class SD, IO, 1.923s, 2037	1,895,862	126,846
IFB Ser. 07-19, Class SJ, IO, 1.923s, 2037	3,303,659	205,884
IFB Ser. 07-23, Class ST, IO, 1.923s, 2037	3,667,080	220,608
IFB Ser. 07-9, Class CI, IO, 1.923s, 2037	4,576,689	352,919
IFB Ser. 07-7, Class EI, IO, 1.923s, 2037	2,095,306	130,374

IFB Ser. 07-7, Class JI, IO, 1.923s, 2037	4,831,912	314,074
IFB Ser. 07-1, Class S, IO, 1.923s, 2037	4,337,575	271,116
IFB Ser. 07-3, Class SA, IO, 1.923s, 2037	4,141,354	258,155
IFB Ser. 05-17, Class S, IO, 1.903s, 2035	3,397,148	287,942
IFB Ser. 05-71, Class SA, IO, 1.891s, 2035	6,408,732	497,926
IFB Ser. 05-3, Class SN, IO, 1.823s, 2035	9,209,158	755,798
IFB Ser. 07-25, Class KS, IO, 1.731s, 2037	3,969,907	355,446
IFB Ser. 07-21, Class S, IO, 1.731s, 2037	129,865	8,513
IFB Ser. 07-73, Class MI, IO, 1.723s, 2037	1,185,138	66,036
IFB Ser. 04-41, Class SG, IO, 1.723s, 2034	9,111,732	400,290
IFB Ser. 07-31, Class AI, IO, 1.711s, 2037	2,273,261	151,633
IFB Ser. 07-62, Class S, IO, 1.681s, 2037	4,079,709	293,621
IFB Ser. 07-43, Class SC, IO, 1.631s, 2037	3,071,270	194,061
Ser. 07-73, Class MO, PO, zero %, 2037	85,256	56,389
FRB Ser. 07-71, Class TA, zero %, 2037	624,762	653,365
FRB Ser. 07-71, Class UC, zero %, 2037	99,966	114,929
FRB Ser. 07-73, Class KI, IO, zero %, 2037	848,722	12,778
FRB Ser. 07-73, Class KM, zero %, 2037	84,488	62,109
FRB Ser. 07-61, Class YC, zero %, 2037	973,236	654,321
FRB Ser. 07-33, Class TB, zero %, 2037	347,482	265,401
FRB Ser. 07-6, Class TD, zero %, 2037	339,783	291,921
FRB Ser. 98-2, Class EA, PO, zero %, 2028	103,271	84,839
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	679,000	542,001
Ser. 06-GG6, Class A2, 5.506s, 2038	2,446,000	2,269,888
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	166,771	14,176
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.131s, 2037	7,802,924	5,227,959
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.369s, 2037	676,963	547,124
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.306s, 2036	1,741,500	1,047,957
FRB Ser. 07-AR15, Class 1A1, 6.212s, 2037	3,086,191	1,975,162
FRB Ser. 07-AR9, Class 2A1, 6.039s, 2037	3,129,594	1,971,644
FRB Ser. 05-AR31, Class 3A1, 5.636s, 2036	7,942,440	4,924,313
FRB Ser. 07-AR11, Class 1A1, 5.628s, 2037	2,405,887	1,323,238
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.066s, 2036	2,758,311	1,723,870
FRB Ser. 06-A1, Class 5A1, 5.94s, 2036	2,175,288	1,424,814
FRB Ser. 06-A6, Class 1A1, 3.419s, 2036	2,736,633	1,477,321
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	1,032,000	621,742
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	4,928,000	3,894,805
Ser. 07-CB20, Class A3, 5.863s, 2051	1,698,000	1,326,592
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	847,000	650,496
Ser. 07-CB20, Class A4, 5.794s, 2051	1,107,000	836,041
Ser. 08-C2, Class X, IO, 0.483s, 2051	89,625,852	1,904,549
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.074s, 2051	125,037,825	917,778
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	269,809
Ser. 98-C4, Class J, 5.6s, 2035	965,000	848,284
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,535,000	1,338,283
Ser. 07-C7, Class XW, IO, 0.374s, 2045	119,431,868	2,246,705
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.08s, 2045	50,419,148	407,926
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 20.528s, 2037	1,439,851	1,367,858
IFB Ser. 07-5, Class 8A2, IO, 4.461s, 2036	2,504,975	206,711
IFB Ser. 07-4, Class 3A2, IO, 3.941s, 2037	2,038,207	179,406
IFB Ser. 06-5, Class 2A2, IO, 3.891s, 2036	4,826,521	386,122
IFB Ser. 07-2, Class 2A13, IO, 3.431s, 2037	3,982,568	318,605
IFB Ser. 06-9, Class 2A2, IO, 3.361s, 2037	4,591,284	335,684
IFB Ser. 06-7, Class 2A4, IO, 3.291s, 2036	7,699,422	635,202
IFB Ser. 06-7, Class 2A5, IO, 3.291s, 2036	7,218,177	566,627
IFB Ser. 06-6, Class 1A2, IO, 3.241s, 2036	2,799,532	223,963
IFB Ser. 06-6, Class 1A3, IO, 3.241s, 2036	4,074,995	320,906
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	1,154,000	230,800
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	411,000	71,925
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	187,000	28,050
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.788s, 2034	554,000	452,104
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,949,010	1,283,301
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0 1/8s, 2049	110,919,313	1,368,716
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.276s, 2035	820,047	606,834
Ser. 96-C2, Class JS, IO, 2.261s, 2028	1,879,253	121,024
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050	451,000	377,657
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049 (F)	821,000	795,357
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017	4,860,036	713,453
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.795s, 2037 (F)	1,373,018	298,547
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	2,455,000	2,386,140
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,332,000	1,045,753
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	507,000	318,599
Morgan Stanley Capital I 144A

FRB Ser. 04-RR, Class F7, 6s, 2039		3,360,000	840,000
Ser. 07-HQ13, Class X1, IO, 0.671s, 2044		110,301,339	2,606,421
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.973s, 2035		2,210,688	1,326,413
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.113s, 2030		459,501	413,551
Ser. 97-MC2, Class X, IO, 1.73s, 2012		6,966	--
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.917s, 2033 (United Kingdom)		5,517,000	4,560,292
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)		6,703,000	5,958,967
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	158,788
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		1,976,223	1,314,188
IFB Ser. 07-A3, Class 2A2, IO, 3.431s, 2037		9,157,769	663,938
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.509s, 2038 (United Kingdom)	GBP	172,410	153,010
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$595,000	503,900
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		316,000	214,880
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		376,000	240,640
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	217,350
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	178,750
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.715s, 2036		2,109,323	1,315,999
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.01s, 2037		6,895,454	448,205
Ser. 07-4, Class 1A4, IO, 1s, 2037		7,370,021	155,946
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 2.577s, 2037		9,241,825	451,001
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	444,138	608,445
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	868,987	989,811
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	467,233	624,641
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$4,394,000	3,815,068
Ser. 07-C34, IO, 0.356s, 2046		33,027,694	519,526
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 7.86s, 2018		917,000	733,600
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.95s, 2035		22,037	18,135
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		18,960,690	94,803

Total collateralized mortgage obligations (cost $362,178,889)			$341,991,426

CORPORATE BONDS AND NOTES (19.3%)(a)
		Principal amount	Value

Basic materials (1.3%)
Bayer AG jr. unsec. sub. bond FRB 5s, 2105 (Germany)	EUR	364,000	$310,434
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.054s, 2012		$530,000	296,800
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.819s, 2013 (Netherlands)		360,000	234,000
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		277,000	279,078
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		280,000	240,800
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,657,000	1,296,603
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		830,000	661,925
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015		295,000	210,438
Georgia-Pacific Corp. debs. 9 1/2s, 2011		99,000	84,645
Georgia-Pacific Corp. notes 8 1/8s, 2011		110,000	92,950
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	684,090
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		114,000	72,390
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		1,778,000	1,582,420
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		520,000	291,200
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		446,000	389,479
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		269,000	235,155
NewPage Corp. company guaranty 10s, 2012		801,000	544,680
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		163,370	76,784
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		30,000	17,700
Novelis, Inc. company guaranty 7 1/4s, 2015		221,000	148,070
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	405,000	379,714
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$1,626,000	1,065,030
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		315,000	208,688
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	203,490
			9,606,563

Capital goods (1.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		206,000	169,950

Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015		1,530,000	1,147,500
Bombardier, Inc. 144A sr. unsec. notes FRN 8.09s, 2013
(Canada)	EUR	194,000	187,085
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$3,155,000	2,697,525
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,016,000	894,080
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		375,000	217,500
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		475,000	266,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		132,000	100,320
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		1,301,000	1,112,355
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,019,000	835,580
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	802,187
Owens-Illinois, Inc. debs. 7 1/2s, 2010		207,000	197,685
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		902,000	613,360
			9,241,127

Communication services (1.1%)
American Tower Corp. 144A sr. notes 7s, 2017		770,000	669,900
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	707,200
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		860,000	698,750
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		870,000	732,975
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	263,200
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		420,000	327,600
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,503,000	1,194,885
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013		280,000	215,600
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		180,000	149,850
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		295,000	167,413
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	475,320
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	111,650
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,424,000	2,121,000
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	254,030
West Corp. company guaranty 9 1/2s, 2014		255,000	138,975
			8,228,348

Consumer cyclicals (2.6%)
Allison Transmission 144A company guaranty 11s, 2015		150,000	93,750
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		310,000	49,600
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	166,950
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		663,075	424,368
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		515,000	435,175
D.R. Horton, Inc. company guaranty 8s, 2009		407,000	392,755
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		561,000	546,975
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,495,000	1,196,000
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)		1,012,000	713,460
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		1,389,000	888,960
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		680,000	455,600
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		382,000	317,100
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014		620,000	420,825
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,460,000	1,182,600
Jostens IH Corp. company guaranty 7 5/8s, 2012		1,164,000	919,560
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013		412,000	333,720
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		325,000	238,875
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		560,000	366,800
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		1,275,000	892,500
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		760,000	418,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015		282,000	144,525
Meritage Homes Corp. sr. notes 7s, 2014		90,000	54,900
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		885,000	612,863
MGM Mirage, Inc. company guaranty 6s, 2009		1,929,000	1,716,810
NTK Holdings, Inc. sr. disc. notes zero %, 2014		207,000	62,100
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		880,000	721,600
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		625,000	390,625
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		665,000	460,513
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		1,422,000	1,205,145
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		140,000	96,950
Realogy Corp. company guaranty sr. notes 11%, 2014 (R)
(PIK)		11,982	3,355
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)		622,000	199,040

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		145,000	81,925
Station Casinos, Inc. sr. notes 6s, 2012		614,000	225,645
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		730,000	379,600
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		713,000	559,705
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		595,000	467,075
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		255,000	187,425
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		510,000	183,600
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011		1,380,000	1,200,600
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		524,000	134,930
Vertis, Inc. company guaranty sr. notes 13.50%, 2014
(F)(PIK)		429,774	34,382
			19,576,886

Consumer staples (2.3%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,055,000	738,500
AMC Entertainment, Inc. company guaranty 11s, 2016		485,000	383,150
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		399,000	283,290
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		173,688	24
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		560,000	204,400
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		47,000	13,160
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		458,000	318,310
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		2,154,000	1,453,950
Church & Dwight Co., Inc. company guaranty 6s, 2012		865,000	789,313
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		700,000	588,000
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		1,234,000	931,670
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		115,000	25,875
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,063,000	919,495
Dean Foods Co. company guaranty 7s, 2016		272,000	206,720
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,085,000	981,925
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		2,062,000	1,711,460
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016		262,000	220,080
Echostar DBS Corp. company guaranty 6 5/8s, 2014		4,144,000	3,325,560
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		100,000	72,422
Liberty Media, LLC sr. notes 5.7s, 2013		266,000	184,984
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		329,000	330,232
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		365,000	264,625
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		700,000	269,500
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		724,000	673,320
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		750,000	660,000
Rite Aid Corp. company guaranty 9 1/2s, 2017		542,000	195,120
Rite Aid Corp. sec. notes 7 1/2s, 2017		620,000	390,600
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		580,000	557,128
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		789,000	552,300
Young Broadcasting, Inc. company guaranty 10s, 2011		469,000	35,175
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		160,000	11,600
			17,291,888

Energy (3.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		2,598,000	2,182,320
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		630,000	321,300
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,991,000	1,672,440
Complete Production Services, Inc. company guaranty
8s, 2016		1,020,000	693,600
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		995,000	756,200
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		410,000	287,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		625,000	434,375
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	326,838
El Paso Natural Gas Co. debs. 8 5/8s, 2022		$370,000	312,686
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	717,100
Forest Oil Corp. sr. notes 8s, 2011		1,465,000	1,303,850
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		575,000	327,750
Gaz Capital SA sr. unsec. notes 7.288s, 2037
(Luxembourg)		780,000	444,600
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		316,000	210,434
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		306,000	243,619
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)		485,000	281,300
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		1,140,000	817,950
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		755,000	483,200
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		1,013,000	744,555
Key Energy Services, Inc. company guaranty sr. unsec.

unsub. notes 8 3/8s, 2014		355,000	262,700
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		1,080,000	540,000
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		550,000	302,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		698,000	539,205
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		575,000	442,750
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		602,879	619,007
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		695,000	639,028
Peabody Energy Corp. company guaranty 7 3/8s, 2016 (S)		1,470,000	1,242,150
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		332,000	255,640
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015		275,000	186,313
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,745,000	1,587,043
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		485,000	373,450
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		700,000	469,000
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		140,000	102,200
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	98,250
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		994,000	815,080
SandRidge Energy, Inc. sr. notes 8s, 2018		685,000	455,525
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		290,000	263,900
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		736,000	607,200
			22,362,058

Financials (3.7%)
Banco Do Brasil 144A sr. unsec. 5.079s, 2017 (Cayman
Islands)	BRL	1,055,000	333,061
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$20,000	19,735
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.604s, 2012 (Cayman Islands)		2,474,500	2,393,856
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		176,000	131,823
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		185,000	99,900
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		1,292,000	707,110
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		165,000	96,632
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		1,596,000	805,972
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		1,345,000	739,750
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s, 2014		140,000	63,700
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		355,000	231,815
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (Jersey)	EUR	486,000	449,098
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	116,550
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	101,250
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		185,000	153,550
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		600,000	484,020
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 0.248s,
2011	RUB	68,000,000	2,005,320
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.172s,
2012	INR	37,500,000	606,796
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		$1,760,000	1,504,800
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		205,000	181,425
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		495,000	423,225
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	774,790
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011		715,000	604,686
Morgan Stanley sr. unsec. bonds 5.256s, 2017	BRL	3,655,000	971,160
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$379,000	102,330
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		1,330,000	784,700
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)		500,000	317,400
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)		775,000	488,250
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)		775,000	519,250
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,730,000	1,715,232
USI Holdings Corp. 144A sr. unsec. notes FRN 6.679s,
2014		120,000	75,750
VTB Capital SA (Vneshtorgbank) loan participation notes
stepped-coupon 6.315s (7.815s, 2/4/10), 2015 (STP)
(Luxembourg)		3,845,000	2,883,750
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		1,724,000	767,180
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		1,065,000	473,925
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		1,660,000	1,195,200
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		1,010,000	565,600
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		5,785,000	3,886,768
			27,775,359

Government (0.2%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		393,000	393,502
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		340,000	253,297

Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018	425,000	331,500
Pemex Project Funding Master Trust 144A notes 6 5/8s,
2038	325,000	242,125
		1,220,424

Health care (1.6%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	1,310,000	1,097,125
DaVita, Inc. company guaranty 6 5/8s, 2013	291,000	255,353
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	395,000	265,638
HCA, Inc. company guaranty sr. sec. notes 10 3/8s,
2016 (PIK)	532,000	428,260
HCA, Inc. sr. sec. notes 9 1/4s, 2016	1,275,000	1,083,750
HCA, Inc. sr. sec. notes 9 1/8s, 2014	563,000	484,180
Omnicare, Inc. company guaranty 6 3/4s, 2013	385,000	319,550
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,065,000	873,300
Select Medical Corp. company guaranty 7 5/8s, 2015	1,217,000	760,625
Service Corporation International debs. 7 7/8s, 2013	112,000	106,400
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,412,000	1,175,490
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	600,000	378,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
9.625s, 2015 (PIK)	300,000	225,000
Tenet Healthcare Corp. notes 7 3/8s, 2013	750,000	611,250
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	1,179,000	1,013,940
US Oncology, Inc. company guaranty 9s, 2012	965,000	800,950
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	973,000	807,590
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	590,000	554,600
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	392,000	370,440
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	337,000	288,135
		11,899,576

Technology (0.8%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	649,000	408,870
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	541,000	336,773
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	305,000	244,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	1,082,000	481,490
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	757,000	297,123
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 7/8s, 2014 (PIK)	753,000	274,845
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	396,938
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	1,035,000	809,888
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	25,000	11,750
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	425,000	224,188
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	460,000	249,550
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	1,028,000	542,270
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	459,000	312,120
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	717,000	451,710
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	660,000	547,800
Travelport LLC company guaranty 9 7/8s, 2014	325,000	154,375
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	478,000	333,405
		6,077,095

Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	255,000	196,350
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	456,000	414,960
CMS Energy Corp. sr. notes 7 3/4s, 2010	350,000	329,015
Colorado Interstate Gas Co. debs. 6.85s, 2037	615,000	408,394
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	289,000	231,923
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	338,000	284,765
Edison Mission Energy sr. unsec. notes 7.2s, 2019	545,000	408,750
Edison Mission Energy sr. unsec. notes 7s, 2017 (S)	380,000	300,675
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	220,000	183,700
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	3,137,000	2,744,875
NRG Energy, Inc. sr. notes 7 3/8s, 2016	465,000	401,063
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,115,000	1,075,975
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	495,000	410,850
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	350,000	345,689
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	550,000	521,297
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	63,000	52,777
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	291,000	230,166
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,

2028		145,000	104,261
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026		875,000	690,270
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		36,000	32,859
Vattenfall Treasury AB company guaranty unsec. unsub.
FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	348,782
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017		$280,000	222,600
			9,939,996

Total corporate bonds and notes (cost $194,206,779)			$143,219,320

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.8%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from July 20, 2037 to
November 20, 2037		$4,848,674	$4,908,903
			4,908,903

U.S. Government Agency Mortgage Obligations (14.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from September 1, 2021 to
October 1, 2021		566,186	570,012
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, January 1, 2030		47,808	50,077
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		1,545,283	1,567,617
6 1/2s, April 1, 2016		32,153	33,356
6 1/2s, TBA, November 1, 2035		1,000,000	1,013,281
6s, July 1, 2021		4,498,442	4,537,276
6s, TBA, November 1, 2038		13,000,000	12,989,844
5 1/2s, with due dates from April 1, 2037 to
December 1, 2037		6,043,303	5,908,273
5 1/2s, with due dates from December 1, 2011 to
August 1, 2021		1,927,838	1,931,723
5 1/2s, TBA, November 1, 2038		23,000,000	22,464,532
5s, July 1, 2021		164,933	161,705
5s, TBA, December 1, 2038		15,000,000	14,196,680
5s, TBA, November 1, 2035		37,000,000	35,063,279
4 1/2s, with due dates from August 1, 2033 to
June 1, 2034		5,018,034	4,576,996
			105,064,651

Total U.S. government and agency mortgage obligations (cost $111,818,371)			$109,973,554

FOREIGN GOVERNMENT BONDS AND NOTES (12.4%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$821,000	$182,262
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	4,110,000	575,400
Argentina (Republic of) bonds FRB zero %, 2013		$3,113,000	684,860
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		2,568,452	654,955
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		1,444,000	277,970
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012		19,839,000	3,670,215
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. notes 6.369s, 2018 (Brazil)		175,000	138,250
Brazil (Federal Republic of) bonds 6s, 2017		1,880,000	1,659,100
Brazil (Federal Republic of) notes zero %, 2017	BRL	13,180	4,334,882
Brazil (Federal Republic of) notes zero %, 2012	BRL	2,908	1,182,235
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,313,378
Colombia (Republic of) notes 10s, 2012 (S)		$3,565,000	3,707,600
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2037		1,000,000	780,000
Colombia (Republic of) unsec. unsub. bonds 7 3/8s, 2017		665,000	585,200
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		3,099,576	1,720,265
Ecuador (Republic of) 144A unsec. bonds 12s, 2012		1,931,880	1,072,193
Ecuador (Republic of) regs notes 9 3/8s, 2015		245,000	88,200
Ghana (Republic of) bonds 8 1/2s, 2017		555,000	349,650
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		920,000	598,000
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		1,555,000	715,300
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		460,000	317,400
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	3,321,174
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	750,182,400	6,444,683
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	3,952,258,200	34,253,438
Peru (Republic of) bonds 8 3/4s, 2033		$935,000	935,000
Russia (Federation of) unsub. 5s, 2030		65,660	56,468
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		5,500,446	4,730,384
South Africa (Republic of) notes 5 7/8s, 2022		880,000	536,800
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,116,260
Ukraine (Government of) 144A bonds 6 3/4s, 2017		$1,565,000	672,950
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		1,185,000	511,031
United Mexican States bonds Ser. MTN, 8.3s, 2031		144,000	144,360
Venezuela (Republic of) notes 10 3/4s, 2013		3,270,000	2,125,500
Venezuela (Republic of) unsec. note FRN Ser. REGS,
5.059s, 2011		2,715,000	1,764,750
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		3,465,000	2,668,050

Total foreign government bonds and notes (cost $112,216,029)			$91,888,163

ASSET-BACKED SECURITIES (11.7%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.949s, 2035		293,253	$87,976
FRB Ser. 05-4, Class A2C, 3.469s, 2035		68,000	60,860
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.409s, 2036		217,000	109,585
FRB Ser. 06-HE3, Class A2C, 3.409s, 2036		191,000	104,827
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 5.009s, 2033		421,208	63,181
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	478,184
Ser. 04-1A, Class E, 6.42s, 2039		420,000	238,695
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 5.529s, 2033		47,378	3,316
FRB Ser. 06-W4, Class A2C, 3.419s, 2036		340,000	187,000
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 4.259s, 2033		434,511	152,079
FRB Ser. 05-WMC1, Class M1, 3.699s, 2035		70,000	49,700
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.449s, 2036		64,046	47,785
FRB Ser. 06-HE4, Class A5, 3.419s, 2036		237,946	182,029
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 4.978s, 2033		482,036	226,557
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 6.509s, 2034		490,997	311,703
FRB Ser. 06-PC1, Class M9, 5.009s, 2035		364,000	3,640
FRB Ser. 05-HE1, Class M3, 4.189s, 2035		435,000	108,750
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.509s, 2036		524,992	3,605
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,441,128	626,174
Ser. 00-A, Class A2, 7.575s, 2030		2,564,689	1,098,913
Ser. 99-B, Class A4, 7.3s, 2016		1,260,867	504,163
Ser. 99-B, Class A3, 7.18s, 2015		2,155,076	878,064
FRB Ser. 00-A, Class A1, 4.72s, 2030		275,944	75,366
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	421,738
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 5.759s, 2035		359,528	35,953
FRB Ser. 05-OPT1, Class M1, 3.679s, 2035		95,957	60,101
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,563,241	1,542,154
Ser. 00-4, Class A6, 8.31s, 2032		6,441,736	3,739,808
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	584,596
Ser. 00-1, Class A5, 8.06s, 2031		1,829,540	965,145
Ser. 00-4, Class A5, 7.97s, 2032		361,888	205,791
Ser. 00-5, Class A6, 7.96s, 2032		1,392,734	857,729
Ser. 02-1, Class M1F, 7.954s, 2033		183,000	162,115
Ser. 01-3, Class M2, 7.44s, 2033		118,508	17,393
Ser. 01-4, Class A4, 7.36s, 2033		383,850	270,347
Ser. 00-6, Class A5, 7.27s, 2031		143,193	93,006
Ser. 01-1, Class A5, 6.99s, 2032		8,088,528	5,085,468
Ser. 01-3, Class A4, 6.91s, 2033		5,483,233	3,710,767
Ser. 02-1, Class A, 6.681s, 2033		1,595,339	1,304,911
FRB Ser. 02-1, Class M1A, 5.77s, 2033		4,444,000	3,215,835
FRB Ser. 01-4, Class M1, 5.47s, 2033		573,000	170,200
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.779s, 2035		96,000	57,600
FRB Ser. 05-14, Class 3A2, 3.499s, 2036		53,663	46,687
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	419,000
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		545,000	394,989
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.929s, 2035		179,000	8,950
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.409s, 2036		356,000	204,985
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.589s, 2036		498,000	343,620
FRB Ser. 06-2, Class 2A3, 3.429s, 2036		589,000	400,520
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,291,332
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	1,337,631	1,960,908
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,305,964
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,686,394	1,329,373
Ser. 94-4, Class B2, 8.6s, 2019		706,865	301,410
Ser. 93-1, Class B, 8.45s, 2018		714,854	645,294
Ser. 96-6, Class M1, 7.95s, 2027		1,075,000	560,223
Ser. 99-5, Class A5, 7.86s, 2030		7,782,234	4,801,211
Ser. 96-8, Class M1, 7.85s, 2027		754,000	621,267
Ser. 96-2, Class M1, 7.6s, 2026		608,000	332,281
Ser. 95-8, Class B1, 7.3s, 2026		704,416	586,597
Ser. 95-4, Class B1, 7.3s, 2025		726,329	651,399
Ser. 96-10, Class M1, 7.24s, 2028		92,000	50,257
Ser. 97-6, Class M1, 7.21s, 2029		1,557,000	711,311
Ser. 95-F, Class B2, 7.1s, 2021		57,382	43,036
Ser. 98-2, Class A6, 6.81s, 2027		767,968	754,800
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,166,809

FRN 6.53s, 2030		343,991	319,649
Ser. 99-2, Class A7, 6.44s, 2030		100,149	63,615
Ser. 99-1, Class A6, 6.37s, 2025		41,000	40,273
Ser. 98-4, Class A5, 6.18s, 2030		866,267	794,425
Ser. 99-1, Class A5, 6.11s, 2023		367,644	366,410
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,234,402	2,030,445
Ser. 99-5, Class M1A, 8.3s, 2026		312,000	169,120
Ser. 99-5, Class A4, 7.59s, 2028		53,706	46,232
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)		712,336	651,783
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.409s, 2036		877,000	550,949
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 5.259s, 2030 (Cayman Islands)		729,000	286,424
FRB Ser. 05-1A, Class E, 5.059s, 2030 (Cayman Islands)		162,911	105,892
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.589s, 2036		248,000	145,080
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 3.549s, 2035		211,000	112,358
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		2,244,286	1,547,076
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 3.469s, 2037		2,425,207	1,296,715
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.528s, 2036 (Cayman
Islands)		1,485,000	371,250
FRB Ser. 02-1A, Class FFL, 6.025s, 2037 (Cayman
Islands)		2,440,000	976,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		3,341,466	2,171,953
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.879s, 2035 (F)		497,000	134,687
FRB Ser. 06-4, Class 2A4, 3.519s, 2036		240,000	114,970
FRB Ser. 06-1, Class 2A3, 3.449s, 2036		269,000	150,640
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.78s, 2039 (United Kingdom)	GBP	1,700,000	2,438,583
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 6.509s, 2032		$2,025,781	1,018,996
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.409s, 2036		126,000	85,363
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		220,122	166,855
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 6.459s, 2034		149,459	22,419
FRB Ser. 05-HE2, Class M5, 3.939s, 2035 (F)		310,000	40,315
FRB Ser. 05-HE1, Class M3, 3.779s, 2034 (F)		310,000	99,244
FRB Ser. 06-NC4, Class M2, 3.559s, 2036 (F)		435,000	21,957
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 5.24s, 2039 (Cayman Islands)		500,000	400,000
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		135,324	121,319
Ser. 04-B, Class C, 3.93s, 2012		83,673	70,415
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 5.309s, 2033 (F)		26,112	784
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.419s, 2036		298,000	223,500
FRB Ser. 06-2, Class A2C, 3.409s, 2036		298,000	213,049
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		2,015,632	896,025
Ser. 99-D, Class A1, 7.84s, 2029		1,718,437	1,047,903
Ser. 00-A, Class A2, 7.765s, 2017		247,214	191,843
Ser. 95-B, Class B1, 7.55s, 2021		513,657	335,429
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	843,836
Ser. 02-B, Class A4, 7.09s, 2032		714,568	616,720
Ser. 99-B, Class A4, 6.99s, 2026		1,790,200	1,138,431
Ser. 00-D, Class A3, 6.99s, 2022		580,401	580,341
6.97s, 2032		117,248	76,379
Ser. 01-D, Class A4, 6.93s, 2031		1,327,108	715,534
Ser. 01-E, Class A4, 6.81s, 2031		1,846,541	1,137,750
Ser. 99-B, Class A3, 6.45s, 2017		416,405	255,702
Ser. 01-C, Class A2, 5.92s, 2017		2,051,532	1,037,864
Ser. 02-C, Class A1, 5.41s, 2032		2,178,491	1,436,301
Ser. 01-D, Class A2, 5.26s, 2019		265,272	128,117
Ser. 01-E, Class A2, 5.05s, 2019		1,741,924	1,085,978
Ser. 02-A, Class A2, 5.01s, 2020		474,408	281,552
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		427,172	277,533
FRB Ser. 01-B, Class A2, 4.935s, 2018		94,738	58,705
Ocean Star PLC 144A FRB Ser. 05-A, Class E, 7.404s,
2012 (Ireland)		466,000	298,799
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.759s, 2035		783,000	21,533
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 4.089s, 2036 (F)		202,000	10,178
FRB Ser. 04-MCW1, Class A2, 3.639s, 2034		214,657	184,750
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.759s, 2034 (F)		104,595	2,567
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.389s, 2036		455,000	254,800
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.449s, 2036		253,626	208,280
FRB Ser. 07-RZ1, Class A2, 3.419s, 2037		293,000	225,355
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 3.989s, 2035 (F)		705,000	225,704
Ser. 01-KS3, Class AII, 3.719s, 2031 (F)		2,874,562	2,357,573
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 6.009s, 2035 (F)		501,484	52

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.909s, 2035 (F)	310,000	55,905
FRB Ser. 07-NC2, Class A2B, 3.399s, 2037	275,000	151,250
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.469s, 2036	507,000	192,660
FRB Ser. 06-FRE1, Class A2B, 3.439s, 2036	231,000	147,840
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.429s, 2036	240,000	146,400
FRB Ser. 06-3, Class A3, 3.419s, 2036	882,000	712,706
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 5.759s, 2036	463,000	11,575
South Coast Funding 144A FRB Ser. 3A, Class A2,
4.003s, 2038 (Cayman Islands)	200,000	1,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.519s, 2036	240,000	46,532
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.919s, 2015 (F)	3,428,731	1,600,189
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	904,000	351,466
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	756,000	455,278
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.579s, 2037	106,000	54,055
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.435s, 2044 (United Kingdom)	504,004	399,496

Total asset-backed securities (cost $129,600,856)		$86,661,663

SENIOR LOANS (11.4%)(a)(c)
	Principal amount	Value

Basic materials (1.2%)
Aleris International, Inc. bank term loan FRN Ser. B,
6.313s, 2013	$787,045	$503,709
Domtar Corp. bank term loan FRN 4.804s, 2014 (Canada)	609,736	487,179
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.689s, 2013	1,932,309	1,597,376
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.901s, 2012	566,855	468,601
Graphic Packaging Corp. bank term loan FRN Ser. C,
6.856s, 2014	630,690	531,750
Huntsman International, LLC bank term loan FRN Ser. B,
4.969s, 2012	2,730,000	2,345,851
NewPage Holding Corp. bank term loan FRN 7s, 2014	578,628	465,175
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	453,633	317,543
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	997,992	698,595
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.299s, 2012	1,299,984	1,075,087
Smurfit-Stone Container Corp. bank term loan FRN
3.826s, 2010	43,665	34,121
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 5.065s, 2011	49,200	38,446
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 5.025s, 2011	56,881	44,449
		8,607,882

Capital goods (1.0%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	668,927	634,645
Allied Waste Industries, Inc. bank term loan FRN
5.44s, 2012	936,048	888,076
Berry Plastics Holding Corp. bank term loan FRN
4.798s, 2015	295,500	214,330
Graham Packaging Co., LP bank term loan FRN 5.744s,
2011	197,000	159,176
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.562s, 2014	113,975	72,537
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	2,155,139	1,371,593
Hexcel Corp. bank term loan FRN Ser. B, 5.252s, 2012	345,442	303,989
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014 (U)	1,285,000	1,003,585
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.908s, 2014	694,531	525,528
Polypore, Inc. bank term loan FRN Ser. B, 6.03s, 2014	607,362	467,669
Sensata Technologies BV bank term loan FRN 5.257s,
2013 (Netherlands)	586,459	368,883
Sequa Corp. bank term loan FRN 6.933s, 2014	783,982	576,227
Transdigm, Inc. bank term loan FRN 5.21s, 2013	810,000	603,450
Wesco Aircraft Hardware Corp. bank term loan FRN
5.96s, 2013	408,000	318,240
		7,507,928

Communication services (1.2%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.316s, 2015	1,391,970	1,321,327
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5 1/2s, 2015	1,445,699	1,376,577
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013	63,513	53,577
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	202,458	152,249
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6.563s, 2015	920,000	634,800

Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011	526,914	431,317
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013	527,073	431,447
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013	526,914	431,317
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)	885,000	725,700
Intelsat, Ltd. bank term loan FRN Ser. B, 6.65s, 2013
(Bermuda)	1,176,000	959,175
Level 3 Communications, Inc. bank term loan FRN 7s,
2014	408,000	301,410
MetroPCS Wireless, Inc. bank term loan FRN 5.402s, 2013	845,901	695,965
PAETEC Holding Corp. bank term loan FRN 6.204s, 2013	143,913	92,104
PAETEC Holding Corp. bank term loan FRN Ser. B1,
6.204s, 2013	396,843	253,979
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
5.71s, 2013	620,603	502,688
West Corp. bank term loan FRN 5.512s, 2013	405,939	257,772
		8,621,404

Consumer cyclicals (2.3%)
Allison Transmission bank term loan FRN Ser. B,
5.669s, 2014	856,055	579,366
Aramark Corp. bank term loan FRN 3.762s, 2014	24,372	20,296
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014	383,628	319,466
CCM Merger, Inc. bank term loan FRN Ser. B, 5.284s,
2012	123,645	74,187
Cenveo, Inc. bank term loan FRN Ser. C, 4.954s, 2014	467,252	341,094
Cenveo, Inc. bank term loan FRN Ser. DD, 4.954s, 2014	15,569	11,366
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 6.313s, 2012	443,546	303,829
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 6.313s, 2012	1,108,242	759,145
Dana Corp. bank term loan FRN 7.279s, 2015	955,778	637,185
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.405s, 2014	555,000	277,500
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.07s, 2014	430,000	93,167
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.81s, 2014	1,012,283	219,328
GateHouse Media, Inc. bank term loan FRN Ser. DD,
9 1/8s, 2014	377,717	81,839
Golden Nugget, Inc. bank term loan FRN Ser. B, 5.241s,
2014	200,455	86,195
Golden Nugget, Inc. bank term loan FRN Ser. DD, 5.93s,
2014 (U)	114,545	49,255
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	1,996,910	1,602,520
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.78s, 2010	3,458,000	2,420,600
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 6.536s, 2015	405,960	276,898
Isle of Capri Casinos, Inc. bank term loan FRN 5.512s,
2014	550,548	366,115
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	173,136	115,136
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	220,219	146,446
Lear Corp bank term loan FRN 5.748s, 2013	1,993,897	1,274,100
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.372s, 2013	641,834	372,264
National Bedding Co. bank term loan FRN 5.353s, 2011	187,523	121,890
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	423,467	290,075
Navistar International Corp. bank term loan FRN
6.191s, 2012	1,164,533	797,705
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 4.565s, 2013	852,873	639,655
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 5.234s, 2014	812,625	406,313
Realogy Corp. bank term loan FRN 2.3s, 2013 (R)	403,229	255,378
Realogy Corp. bank term loan FRN Ser. B, 6s, 2013 (R)	1,497,708	948,548
Tribune Co. bank term loan FRN Ser. B, 6s, 2014	1,861,438	817,171
Tropicana Entertainment bank term loan FRN Ser. B,
5 1/4s, 2011	1,540,000	681,450
TRW Automotive, Inc. bank term loan FRN Ser. B,
5.211s, 2014	365,375	284,383
United Components, Inc. bank term loan FRN Ser. D,
4.81s, 2012	764,222	576,988
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	466,809	385,117
Visteon Corp. bank term loan FRN Ser. B, 7 3/4s, 2013	1,065,000	438,425
Yankee Candle Co., Inc. bank term loan FRN 5.762s, 2014	242,000	160,930
		17,231,325

Consumer staples (2.9%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.345s, 2013	1,983,844	1,547,399
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013	1,737,095	1,495,142
Cebridge Connections, Inc. bank term loan FRN Ser. B,
6.207s, 2013	1,329,750	970,348
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014	437,800	363,739

Charter Communications, Inc. bank term loan FRN
6.262s, 2014	400,000	256,000
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	3,938,654	2,936,759
Cinemark USA, Inc. bank term loan FRN 4.641s, 2013	1,305,547	987,320
Citadel Communications bank term loan FRN Ser. B,
4.277s, 2014	835,000	430,025
Dean Foods Co. bank term loan FRN Ser. B, 5.269s, 2014	1,477,500	1,097,506
DirecTV Holdings, LLC bank term loan FRN 5.601s, 2013	628,425	569,510
Idearc, Inc. bank term loan FRN Ser. B, 5.767s, 2014	2,710,575	1,142,960
Insight Midwest, LP bank term loan FRN Ser. B, 5.93s,
2014	243,776	189,942
Jarden Corp. bank term loan FRN Ser. B1, 5.512s, 2012	516,946	417,434
Jarden Corp. bank term loan FRN Ser. B2, 5.512s, 2012	246,183	198,793
Mediacom Communications Corp. bank term loan FRN Ser.
C, 3.64s, 2015	816,393	576,918
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 3.89s, 2015	235,800	168,302
MGM Studios, Inc. bank term loan FRN Ser. B, 7.012s,
2011	1,188,538	581,641
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 6.763s, 2014	997,425	712,161
Prestige Brands, Inc. bank term loan FRN Ser. B,
5.972s, 2011	711,242	561,882
R.H. Donnelley, Inc. bank term loan FRN 6.828s, 2011	1,505,634	934,121
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.826s, 2011	564,660	361,382
Rental Service Corp. bank term loan FRN 7.699s, 2013	890,000	541,046
Rite-Aid Corp. bank term loan FRN Ser. B, 5.014s, 2014	189,050	137,770
Six Flags Theme Parks bank term loan FRN 5.688s, 2015	1,264,000	812,752
Spectrum Brands, Inc. bank term loan FRN 3.57s, 2013	60,082	40,480
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.274s, 2013	1,043,937	703,353
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	680,000	557,600
Universal City Development Partners bank term loan FRN
Ser. B, 6.681s, 2011	1,136,666	966,166
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.061s, 2014	573,000	307,128
VNU Group BV bank term loan FRN Ser. B, 4.803s, 2013
(Netherlands)	404,903	291,733
Warner Music Group bank term loan FRN Ser. B, 5.624s,
2011	453,790	363,032
Young Broadcasting, Inc. bank term loan FRN Ser. B,
6.301s, 2012	468,841	299,472
		21,519,816

Energy (0.4%)
CR Gas Storage bank term loan FRN 4.847s, 2013	99,839	82,991
CR Gas Storage bank term loan FRN 4.843s, 2013	41,453	34,458
CR Gas Storage bank term loan FRN Ser. B, 4.847s, 2013	616,824	512,735
CR Gas Storage bank term loan FRN Ser. DD, 4.844s, 2013	67,630	56,217
Enterprise GP Holdings, LP bank term loan FRN 6.679s,
2014	210,000	174,300
EPCO Holding, Inc. bank term loan FRN Ser. A, 5.126s,
2012	440,000	396,000
Hercules Offshore, Inc. bank term loan FRN Ser. B,
5.64s, 2013	527,365	350,698
MEG Energy Corp. bank term loan FRN 5.76s, 2013
(Canada)	219,375	159,047
MEG Energy Corp. bank term loan FRN Ser. DD, 5.76s,
2013 (Canada)	223,594	160,242
Petroleum Geo-Services ASA bank term loan FRN 5.51s,
2015 (Norway)	281,233	201,082
Quicksilver Resources, Inc. bank term loan FRN 8.204s,
2013	623,438	500,309
Targa Resources, Inc. bank term loan FRN 5.97s, 2012	413,462	310,510
Targa Resources, Inc. bank term loan FRN 3.637s, 2012	236,129	177,333
		3,115,922

Financials (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 5.74s, 2010 (R)	200,000	64,714
Hub International, Ltd. bank term loan FRN Ser. B,
6.262s, 2014	278,340	189,271
Hub International, Ltd. bank term loan FRN Ser. DD,
6.262s, 2014	62,561	42,542
Nuveen Investments, Inc. bank term loan FRN Ser. B,
6.667s, 2014	701,475	394,580
		691,107

Health care (0.8%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 5.277s, 2014	1,156,841	923,882
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	59,836	47,786
Davita, Inc. bank term loan FRN Ser. B, 5.279s, 2012	550,000	474,964
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	2,670,545	1,859,367
Healthsouth Corp. bank term loan FRN Ser. B, 5.494s,
2013	682,172	562,034
Hologic, Inc. bank term loan FRN Ser. B, 7 3/4s, 2013	423,441	376,862
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.758s, 2014	748,983	561,737

IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		61,059	48,542
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.704s, 2014		660,067	524,753
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.704s, 2014		228,397	181,576
LifePoint, Inc. bank term loan FRN Ser. B, 4.435s, 2012		142,618	119,086
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014		68,023	47,616
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
5.235s, 2014		209,740	146,818
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.422s, 2014		41,179	28,826
			5,903,849

Technology (0.6%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.068s, 2013		337,998	218,008
Compucom Systems, Inc. bank term loan FRN 7.21s, 2014		259,100	194,325
First Data Corp. bank term loan FRN Ser. B1, 6.053s,
2014		764,794	558,586
First Data Corp. bank term loan FRN Ser. B3, 5.982s,
2014		749,390	546,118
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.069s, 2014 (Singapore)		340,313	256,936
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.155s, 2014 (Singapore)		1,184,287	894,137
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 5.47s, 2013		266,962	179,310
Sabre Holdings Corp. bank term loan FRN 5.165s, 2014		534,494	303,177
SunGard Data Systems, Inc. bank term loan FRN 4.553s,
2014		1,559,347	1,189,002
Travelport bank term loan FRN 6.262s, 2013		12,491	7,530
Travelport bank term loan FRN Ser. B, 6.012s, 2013		225,244	135,790
Travelport bank term loan FRN Ser. DD, 5.954s, 2013		243,162	142,250
			4,625,169

Transportation (0.2%)
Ceva Group PLC bank term loan FRN 9.458s, 2015
(Netherlands) (F)		3,480,000	1,338,060
Delta Airlines, Inc. bank term loan FRN 4.47s, 2012		6,750	4,674
UAL Corp. bank term loan FRN Ser. B, 5.653s, 2014		241,625	135,914
			1,478,648

Utilities and power (0.7%)
Dynegy Holdings, Inc. bank term loan FRN 5.21s, 2013		1,505,000	1,099,904
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.659s, 2014		1,340,482	1,045,017
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.437s, 2014		1,242,450	963,986
NRG Energy, Inc. bank term loan FRN 5.412s, 2014		563,743	487,324
NRG Energy, Inc. bank term loan FRN 5.262s, 2014		1,147,478	991,930
Reliant Energy, Inc. bank term loan FRN 3.6s, 2014		890,000	658,600
			5,246,761

Total senior loans (cost $116,159,600)			$84,549,811

PURCHASED OPTIONS OUTSTANDING (2.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	$2,881,541
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	2,881,541
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	40,437,000	972,914
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.83% versus the three month USD-LIBOR-BBA maturing
on November 10, 2018.	Nov-08/4.830	73,646,000	2,235,156
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	972,914
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.83%
versus the three month USD-LIBOR-BBA maturing on
November 10, 2018.	Nov-08/4.830	73,646,000	25,040
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.030	62,480,000	3,494,506
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.030	62,480,000	2,439,219

Total purchased options outstanding (cost $14,228,356)			$15,902,831

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $922,089)
			Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$1,165,000	$585,413

COMMON STOCKS (0.0%)(a)
			Shares	Value

AboveNet, Inc. (NON)			597	$23,880
Bohai Bay Litigation, LLC (Units) (F)			1,327	85,086
Veritis Holdings, Inc. (F)(NON)			22,380	22

Total common stocks (cost $24,733)				$108,988

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,733	$35,498
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			1,477	1,108

Total convertible preferred stocks (cost $1,609,395)				$36,606

WARRANTS (0.0%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

AboveNet, Inc.	9/08/10	24.00	230	$4,830
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,980	1,728
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	.01	6,500	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	960	8,715
Vertis Holdings, Inc. (F)	10/18/15	0.01	1,483	--

Total warrants (cost $73,048)				$15,273

SHORT-TERM INVESTMENTS (15.6%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.15% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)			$4,850,884	$4,849,750
Interest in $320,000,000 joint tri-party repurchase
agreement dated October 31, 2008 with Bank of America
Sec, due November 3, 2008 - maturity value
of $22,100,460 for an effective yield of 0.25%
(collateralized by Fannie Mae with a coupon rate
of 5.00% and a due date of April 1, 2035 valued
at $320,006,667)			22,100,000	22,100,000
Egypt Treasury Bill, for an effective yield of 10.58%,
January 27, 2009		EGP	5,750,000	1,002,001
Egypt Treasury Bill, for an effective yield of 11.18%,
December 2, 2008		EGP	8,750,000	1,558,802
U.S. Treasury Bills 0.20%, November 13, 2008 (SEG)			$22,380,000	22,378,487
Federated Prime Obligations Fund			63,828,110	63,828,110

Total short-term investments (cost $115,839,727)				$115,717,150

TOTAL INVESTMENTS

Total investments (cost $1,158,877,872) (b)				$990,650,198

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/08 (aggregate face value $107,710,520) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$11,862,836	$13,513,446	1/21/09	$(1,650,610)
British Pound	7,165,013	7,451,997	12/17/08	(286,984)
Canadian Dollar	3,212,776	3,361,165	1/21/09	(148,389)
Danish Krone	457,211	511,157	12/17/08	(53,946)
Euro	27,764,335	29,332,906	12/17/08	(1,568,571)
Hungarian Forint	2,124,163	2,182,136	12/17/08	(57,973)
Malaysian Ringgit	3,426,184	3,712,136	11/19/08	(285,952)
Mexican Peso	4,655	5,404	1/21/09	(749)
New Zealand Dollar	9,505	10,755	1/21/09	(1,250)
Norwegian Krone	7,665,967	9,035,579	12/17/08	(1,369,612)
Polish Zloty	7,585,169	8,495,458	12/17/08	(910,289)
South African Rand	2,012,046	2,313,894	1/21/09	(301,848)
Swedish Krona	8,588,886	9,297,712	12/17/08	(708,826)
Swiss Franc	18,116,239	18,486,775	12/17/08	(370,536)

Total				$(7,715,535)

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/08 (aggregate face value $131,787,747) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,776,653	$16,513,999	1/21/09	$1,737,346
Brazilian Real	2,412,538	2,237,908	1/21/09	(174,630)
British Pound	14,164,430	15,262,405	12/17/08	1,097,975
Canadian Dollar	6,264,174	6,806,238	1/21/09	542,064
Euro	28,424,503	31,681,146	12/17/08	3,256,643
Hungarian Forint	2,096,026	2,440,576	12/17/08	344,550
Japanese Yen	15,869,611	15,669,388	11/19/08	(200,223)
Mexican Peso	1,825	2,113	1/21/09	288
Norwegian Krone	14,014,251	14,978,320	12/17/08	964,069
Polish Zloty	6,064,492	6,300,824	12/17/08	236,332
South African Rand	2,031,599	2,337,596	1/21/09	305,997
Swedish Krona	12,066,245	14,000,194	12/17/08	1,933,949
Swiss Franc	3,554,500	3,557,040	12/17/08	2,540

Total				$10,046,900

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$2,373,463	Dec-08	$11,625
Canadian Government Bond 10 yr (Long)	1	97,536	Dec-08	(1,286)
Euro-Dollar 90 day (Long)	677	165,450,338	Dec-08	1,391,849
Euro-Dollar 90 day (Short)	246	60,011,700	Jun-09	(253,132)
Euro-Dollar 90 day (Short)	495	120,513,938	Sep-09	(510,422)
Euro-Dollar 90 day (Short)	1,215	295,123,500	Dec-09	(1,142,480)
Euro-Dollar 90 day (Short)	41	9,948,650	Mar-10	(75,774)
Euro-Schatz 2 yr (Short)	217	29,345,503	Dec-08	(691,344)
Japanese Government Bond 10 yr (Short)	2	2,795,664	Dec-08	(2,339)
Sterling Interest Rate 90 day (Long)	192	37,496,837	Jun-09	691,621
Sterling Interest Rate 90 day (Long)	123	23,995,362	Sep-09	440,477
U.K. Gilt 10 yr (Long)	48	8,619,722	Dec-08	(51,607)
U.S. Treasury Bond 20 yr (Long)	193	21,833,125	Dec-08	(943,828)
U.S. Treasury Note 2 yr (Short)	2,604	559,412,438	Dec-08	(7,841,576)
U.S. Treasury Note 5 yr (Short)	168	19,027,313	Dec-08	(140,689)
U.S. Treasury Note 10 yr (Short)	686	77,571,594	Dec-08	(668,309)

Total				$(9,787,214)

WRITTEN OPTIONS OUTSTANDING at 10/31/08 (premiums received $4,644,476) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$9,815,000	Dec-08/5	$474,850

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	9,815,000	Dec-08/5	63,896

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	38,999,000	Sep-13/4.82	1,711,276

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.51	1,513,247

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	38,999,000	Sep-13/4.82	1,180,110

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	19,551,000	May-12/5.51	898,564

Total			$5,841,943

TBA SALE COMMITMENTS OUTSTANDING at 10/31/08 (proceeds receivable $56,307,031) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, November 1, 2038	$13,000,000	11-13-08	$12,989,844
FNMA, 5 1/2s, November 1, 2038	29,000,000	11-13-08	28,324,845
FNMA, 5s, November 1, 2038	15,000,000	11-13-08	14,214,844

Total			$55,529,533

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$68,477,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$1,196,707

	51,800,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,215,945)

	27,606,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	294,642

	467,873,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	4,925,097

	5,231,000		--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(39,575)

	12,028,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	191,319

	1,251,378,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	4,027,762

	7,582,000		23,667	10/1/18	3 month USD-LIBOR-BBA	4.30%	(75,581)

	30,236,000		(127,408)	10/8/38	3 month USD-LIBOR-BBA	4.30%	(1,030,919)

	2,937,000		(1,109)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(26,616)

	32,806,000		29,822	10/20/10	3 month USD-LIBOR-BBA	3.00%	29,837

	20,688,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,634,569)

Citibank, N.A.
JPY	2,230,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(782,714)

	$65,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(2,471,984)

MXN	74,310,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	11,574

MXN	22,295,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	5,695

CAD	7,520,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(143,121)

AUD	20,859,000	(E)	--	8/13/18	6 month AUD-BBR-BBSW	6.67%	262,595

	$63,705,000		--	8/26/10	3 month USD-LIBOR-BBA	3.34125%	816,183

ZAR	39,265,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(52,467)

ZAR	19,632,500	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(36,890)

	$22,547,000		--	9/8/18	3 month USD-LIBOR-BBA	4.3152%	(194,796)

	106,675,000		--	9/10/10	3 month USD-LIBOR-BBA	3.1825%	1,025,116

AUD	8,300,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(1,551)

	$23,441,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(220,510)

	70,427,000		--	9/16/18	4.355%	3 month USD-LIBOR-BBA	402,701

	1,325,000		--	9/16/38	3 month USD-LIBOR-BBA	4.685%	50,369

	219,385,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	(2,982,669)

	11,627,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	10,909

	609,004,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	2,648,051

	105,170,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(4,128,258)

	30,982,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,137,125)

Citibank, N.A., London
JPY	2,600,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	734,817

Credit Suisse International
	$16,842,500		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(147,995)

	6,816,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	49,442

	250,276,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,061,510

	32,268,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	357,754

SEK	83,430,000		--	9/29/18	4.80%	3 month SEK-STIBOR-SIDE	(618,229)

EUR	8,640,000		--	9/29/18	6 month EUR-EURIBOR-Reuters	4.85%	267,078

SEK	20,857,500		--	9/30/18	4.76%	3 month SEK-STIBOR-SIDE	(145,654)

EUR	2,160,000		--	9/30/18	6 month EUR-EURIBOR-Reuters	4.81%	58,403

	$7,127,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	(9,071)

GBP	13,400,000		--	10/15/10	6 month GBP-LIBOR-BBA	4.7975%	179,266

	$31,346,000		(21,991)	10/31/13	3 month USD-LIBOR-BBA	3.80%	(126,669)

	18,701,000		(17,778)	10/31/18	3 month USD-LIBOR-BBA	4.35%	(190,840)

EUR	14,524,000	(E)	--	11/4/18	6 month EUR-EURIBOR-REUTERS	5.00%	--

	$43,024,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(1,950,415)

EUR	56,330,000		--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	1,478,569

Deutsche Bank AG
	20,615,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(977,283)

	62,440,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	783,258

	21,264,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(156,869)

	256,335,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	(958,850)

ZAR	23,880,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(39,529)

	$3,250,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	217,145

Goldman Sachs International
SEK	169,520,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	347,395

SEK	40,610,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	(305,111)

	$44,454,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(4,207,677)

GBP	38,380,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	693,054

GBP	9,280,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	(215,577)

	$18,916,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	542,012

	68,752,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,378,764)

	179,539,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(478,427)

	25,306,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	44,276

	36,485,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(795,700)

JPY	7,010,070,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	304,022

JPY	1,542,220,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	(179,204)

JPY	1,465,300,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(641,971)

EUR	40,540,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(520,096)

EUR	45,050,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	(127,596)

EUR	10,810,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	358,043

	$24,035,000		26,280	10/24/13	3 month USD-LIBOR-BBA	3.50%	(385,593)

	40,401,000		19,038	10/24/10	3 month USD-LIBOR-BBA	2.60%	(167,790)

EUR	22,525,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	522,226

EUR	16,710,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	(581,972)

EUR	46,050,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	50,912

	$51,830,600		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(2,996,760)

GBP	3,880,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(250,994)

JPMorgan Chase Bank, N.A.
	$297,249,000		--	4/27/09	5.034%	3 month USD-LIBOR-BBA	(3,361,399)

	7,693,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(35,841)

	25,078,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	118,842

	27,784,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,508,772)

	150,842,000		--	3/14/18	4.775%	3 month USD-LIBOR-BBA	(4,513,397)

	63,811,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,388,058)

	116,638,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(592,209)

	64,949,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(437,118)

	114,128,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	2,005,000

	39,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,736,474)

	52,691,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	909,974

	6,920,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(98,070)

	46,192,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,022,983

MXN	74,310,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	25,114

	$109,485,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	2,451,084

AUD	42,320,000	(E)(F)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	825,137

CAD	14,390,000		--	8/5/18	4.172%	6 month CAD-BA-CDOR	(327,325)

ZAR	25,175,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(33,639)

AUD	20,859,000	(E)(F)	--	9/2/18	6.53%	6 month AUD-BBR-BBSW	(253,365)

ZAR	12,587,500	(F)	--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(23,385)

ZAR	25,175,000	(F)	--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(46,004)

JPY	9,080,050,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	(902,600)

JPY	20,500,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(6,428)

	$39,050,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,576,904)

	30,205,000		--	10/6/38	3 month USD-LIBOR-BBA	4.49%	55,858

EUR	34,170,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	735,979

	$14,523,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	(21,675)

	9,682,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	(157,011)

JPY	5,460,324,000		--	10/23/13	6 month JPY-LIBOR-BBA	1.28375%	288,300

JPY	1,100,569,000		--	10/23/38	2.0625%	6 month JPY-LIBOR-BBA	(51,725)

	$40,171,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	(648,074)

EUR	13,110,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	(98,101)

EUR	39,570,000		--	11/4/13	6 month EUR-EURIBOR-REUTERS	3.9025%	--

EUR	55,790,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	--

	$16,324,000		(48,018)	11/4/18	3 month USD-LIBOR-BBA	4.45%	--

	1,786,000		(8,481)	11/4/13	3 month USD-LIBOR-BBA	3.85%	--

	13,000,000		--	5/10/35	5.062%	3 month USD-LIBOR-BBA	(1,422,847)

	41,913,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(4,368,889)

	45,120,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(4,863,804)

JPY	11,230,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,924,136)

	$185,880,600		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	3,730,094

	51,830,600		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(3,000,445)

	114,678,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(4,760,009)

	1,640,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	109,802

	30,150,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,023,496)

	165,391,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(6,208,663)

	30,500,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,664,425

	105,544,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(318,948)

Merrill Lynch Capital Services, Inc.

	105,170,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(4,085,010)

	38,216,000	--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(761,748)

	57,680,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,246,505

JPY	1,465,300,000	--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(690,942)

Merrill Lynch Derivative Products AG
JPY	732,600,000	--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(375,786)

Morgan Stanley Capital Services, Inc.
GBP	14,710,000	--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	(331,691)

GBP	61,080,000	--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	808,671

UBS AG
	$829,010,000	--	10/29/10	2.75%	3 month USD-LIBOR-BBA	745,706

	138,860,000	--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	(4,266,564)

Total						$(53,259,265)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	45,228,000	(1)(F)	11/1/08	Banc of America	The spread	(10,892,169)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Goldman Sachs International
	2,644,000		9/15/11	678 bp (1 month	Ford Credit Auto	(262,139)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	37,928,000		3/26/09	(2.27%)	Eurostat	12,579
					Eurozone HICP
					excluding tobacco

EUR	21,440,000		4/30/13	2.375%	French Consumer	885,283
					Price Index
					excluding tobacco

EUR	21,440,000		4/30/13	(2.41%)	Eurostat	(800,775)
					Eurozone HICP
					excluding tobacco

EUR	21,440,000		5/6/13	2.34%	French Consumer	851,917
					Price Index
					excluding tobacco

EUR	21,440,000		5/6/13	(2.385%)	Eurostat	(777,528)
					Eurozone HICP
					excluding tobacco

	$28,080,000		10/23/10	(1.38%)	USA Non Revised	(192,348)
					Consumer Price
					Index- Urban
					(CPI-U)

GBP	2,794,000		1/7/38	3.485%	GBP Non-revised	(156,238)
					UK Retail Price
					Index excluding
					tobacco

GBP	3,723,000	(F)	1/7/18	(3.11%)	GBP Non-revised	(133,365)
					UK Retail Price
					Index

JPMorgan Chase Bank, N.A.
	$1,327,718	(F)	11/13/08	(4.96%) 5.50%	FNMA 5.50% 30 YR	(2,820,063)
					TBA

	2,860,961	(F)	11/13/08	(4.96%) 5.00%	FNMA 5.00% 30 YR	(8,961,106)
					TBA

Total						$(23,245,952)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$245,000	12/20/08	550 bp	$(5,360)

Clear Channel
Communications, 5 3/4%,
1/15/13	--		765,000	9/20/09	635 bp	(50,731)

DJ CDX NA HY Series 9
Index	19,647		10,478,160	12/20/12	(375 bp)	1,747,111

Financial Security
Assurance Inc.	--		1,075,000	12/20/12	95 bp	(356,733)

Ford Motor Co., 7.45%,
7/16/31	--		935,000	3/20/12	(525 bp)	474,855

Ford Motor Credit Co.,
7%, 10/1/13	--		2,805,000	3/20/12	285 bp	(1,106,442)

Nalco, Co.
7.75%,11/15/11	--		175,000	9/20/12	350 bp	(6,837)

Visteon Corp., 7%,
3/10/14	(282,891)		1,065,000	9/20/13	(500 bp)	468,812

Barclays Bank PLC
Peru CD	--		2,814,572	1/7/09	170 bp	57,152

Peru CD	--		2,671,785	11/10/08	170 bp	54,252

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		140,000	6/20/12	230 bp	(61,682)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	725 bp	(4,271)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	800 bp	(3,805)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		245,000	12/20/08	825 bp	(3,649)

Advanced Micro Devices
Inc., 7.75%, 11/1/12	--		4,125,000	3/20/09	575 bp	(233,892)

DJ ABX HE A Index	478,185		673,500	1/25/38	369 bp	(139,406)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	330,427		1,733,010	5/25/46	11 bp	18,511

DJ ABX HE AAA Index	1,612,875		8,694,122	5/25/46	11 bp	48,066

DJ ABX HE AAA Index	117,189		404,100	1/25/38	76 bp	(117,351)

DJ ABX HE AAA Index	1,485,000		5,500,000	1/25/38	76 bp	(1,707,200)

DJ ABX HE AAA Series 6
Version 1 Index	203,323		1,874,102	7/25/45	18 bp	(7,467)

DJ ABX HE AAA Index	798,185		9,401,945	7/25/45	18 bp	(259,298)

DJ ABX HE AAA Series 6
Version 1 Index	1,042,316		9,425,160	7/25/45	18 bp	(10,423)

DJ ABX HE PEN AAA Index	1,352,749		9,754,948	5/25/46	11 bp	(451,896)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	1,537,529		9,339,026	5/25/46	11 bp	(160,849)

DJ CDX NA EM Series 10
Index	65,389		1,085,000	12/20/13	335 bp	(76,982)

Lear Corp., term loan	--		585,000	6/20/13	(225 bp)	181,438

Lear Corp., term loan	--		585,000	6/20/13	700 bp	(94,138)

Republic of Argentina,
8.28%, 12/31/33	--		685,000	9/20/13	(1,170 bp)	302,513

Republic of Argentina,
8.28%, 12/31/33	--		688,000	9/20/13	(945 bp)	332,232

Republic of Venezuela,
9 1/4%, 9/15/27	--		585,000	9/20/13	940 bp	(156,190)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		510,000	6/20/13	585 bp	(65,841)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		105,000	3/20/09	275 bp	(1,246)

Sara Lee Corp., 6 1/8%,
11/1/32	--		580,000	9/20/11	(43 bp)	2,745

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	945,000	3/20/13	815 bp	(146,430)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	471,000	3/20/13	(495 bp)	37,072

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--		$2,175,000		10/20/11	194 bp	(899,087)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		420,000		6/20/09	165 bp	(51,688)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	563,990		2,880,152		5/25/46	11 bp	45,607

DJ ABX HE AAA Series 7
Version 2 Index	1,761,570		3,174,000		1/25/38	76 bp	(87,285)

DJ CDX NA HY Series 10	260,400		2,480,000		6/20/13	500 bp	(119,651)

DJ CDX NA HY Series 10	1,827,500		17,200,000		6/20/13	500 bp	(808,334)

DJ CDX NA IG Series 11
Index	(193,299)		6,285,000		12/20/13	(150 bp)	(58,140)

DJ CMB NA CMBX AAA Index	289,116		1,737,000		12/13/49	8 bp	46,579

DJ CMB NA CMBX AAA Index	1,133,958		7,238,500		2/17/51	35 bp	212,251

DJ CMB NA CMBX AAA Index	3,210,018		24,822,000		2/17/51	35 bp	44,777

DJ CMB NA CMBX AAA Index	3,288,342		24,822,000		2/17/51	35 bp	123,100

DJ CMB NA CMBX AAA Index	2,765,409		24,822,000		2/17/51	35 bp	(399,832)

DJ CMB NA CMBX AAA Index	837,355		6,203,000		2/17/51	35 bp	46,363

DJ CMB NA CMBX AAA Index	2,092,013		18,352,000	(F)	2/17/51	35 bp	(269,888)

DJ CMB NA CMBX AAA Index	(221,393)		2,819,000		2/17/51	(35 bp)	138,079

DJ CMB NA CMBX AAA Index	(105,162)		1,410,000		2/17/51	(35 bp)	74,638

DJ CMB NA CMBX AAA Index	(1,162,853)		8,309,000		2/17/51	(35 bp)	(103,310)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		320,000		3/20/09	600 bp	(17,038)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--		215,000		12/20/13	(210 bp)	4,653

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		495,000		9/20/13	735 bp	(15,372)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		180,000		6/20/13	725 bp	(5,431)

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000		4/20/17	125 bp	(173,861)

Deutsche Bank AG
DJ ABX HE A Index	3,630,000		5,500,000		1/25/38	369 bp	(1,413,431)

DJ ABX HE A Series 7
Version 2 Index	2,641,730		2,903,000		1/25/38	369 bp	(9,925)

DJ ABX HE AAA Series 6
Version 1 Index	190,583		1,806,876		7/25/45	18 bp	(12,645)

DJ ABX HE AAA Index	515,103		6,674,220		7/25/45	18 bp	(235,580)

DJ ABX HE PEN AAA Index	1,346,572		9,754,948		5/25/46	11 bp	(401,512)

DJ CDX NA IG Series 11
Index	1,791,890		111,710,000		12/20/13	150 bp	(733,039)

DJ iTraxx Europe Series
8 Version 1	(108,873)		1,135,000		12/20/12	(375 bp)	97,190

DJ iTraxx Europe Series
9 Version 1	317,647		4,650,000		6/20/13	(650 bp)	598,286

General Electric
Capital Corp., 6%,
6/15/12	--		660,000		9/20/13	109 bp	(101,878)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	270,000		6/20/09	400 bp	(10,064)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	980,000		6/20/09	400 bp	(36,529)

India Government Bond,
5.87%, 1/2/10	--		$11,165,000		1/11/10	170 bp	285,498

iStar Financial, Inc.,
6%, 12/15/10	51,300		760,000		3/20/09	500 bp	(43,506)

Korea Monetary STAB
Bond, 5%, 2/14/09	--		2,620,000		2/23/09	105 bp	(9,945)

Korea Monetary STAB
Bond, 5.04%, 1/24/09	--		2,150,000		2/2/09	130 bp	(8,710)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		2,620,000		2/19/10	115 bp	(65,200)

Malaysian Government,
6.844%, 10/1/09	--		3,231,000		10/1/09	90 bp	(12,375)

Nalco, Co. 7.75%,
11/15/11	--		160,000	12/20/12	363 bp	(6,278)

Republic of Argentina,
8.28%, 12/31/33	--		442,500	4/20/13	(565 bp)	241,250

Republic of Argentina,
8.28%, 12/31/33	--		1,375,000	8/20/12	(380 bp)	750,591

Republic of Argentina,
8.28%, 12/31/33	--		1,000,000	3/20/13	(551 bp)	540,068

Republic of Brazil,
12 1/4%, 3/6/30	--		1,500,000	10/20/17	105 bp	(147,225)

Republic of China, zero
coupon, 12/5/08	--		4,367,000	12/12/08	115 bp	25,411

Republic of Indonesia,
6.75%, 2014	--		1,125,000	9/20/16	292 bp	(282,179)

Republic of Peru,
8 3/4%, 11/21/33	--		1,205,000	4/20/17	126 bp	(170,048)

Republic of South
Korea, 5.45%, 1/23/10	--		1,670,000	2/1/10	101 bp	(46,621)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,810,000	6/20/14	195 bp	(189,413)

Republic of Venezuela,
9 1/4%, 9/15/27	--		1,175,000	6/20/14	220 bp	(536,612)

Republic of Venezuela,
9 1/4%, 9/15/27	--		585,000	9/20/13	940 bp	(156,190)

Russian Federation,
7 1/2%, 3/31/30	--		442,500	4/20/13	(112 bp)	75,268

Russian Federation,
7.5%, 3/31/30	--		1,500,000	8/20/17	86 bp	(404,151)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	920,000	6/20/09	135 bp	(40,329)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	935,000	9/20/13	715 bp	(122,872)

United Mexican States,
7.5%, 4/8/33	--		$2,945,000	3/20/14	56 bp	(347,912)

United Mexican States,
7.5%, 4/8/33	--		1,080,000	4/20/17	66 bp	(163,382)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	880,000	9/20/13	477 bp	(235,054)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	880,000	9/20/13	535 bp	(215,467)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$710,000	3/20/09	515 bp	(42,279)

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		7,487,000	(a)	2.461%	(1,746,746)

DJ ABX HE A Index	972,989		1,452,000	1/25/38	369 bp	(358,477)

DJ ABX HE AAA Index	341,251		1,452,000	1/25/38	76 bp	(504,386)

DJ ABX HE AAA Index	249,340		3,230,710	7/25/45	18 bp	(114,034)

DJ CDX NA CMBX AAA Index	109,727		3,000,000	3/15/49	7 bp	(176,523)

DJ CDX NA HY Series 9
Index	2,065,246		42,914,200	12/20/12	375 bp	(4,908,040)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		6,500,000	12/20/10	429 bp	(58,652)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,580,000	12/20/10	108.65 bp	(436,204)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		9,520,000	12/20/10	305 bp	(340,731)

DJ CDX NA IG Series 10
Index	115,965		6,041,440	6/20/18	(150 bp)	267,384

DJ CDX NA IG Series 11
Index	(525,106)		25,000,000	12/20/13	(150 bp)	17,728

DJ CDX NA IG Series 11
Index	(83,089)		3,280,000	12/20/18	(140 bp)	11,776

Lighthouse
International Co, SA,
8%, 4/30/14	--		815,000	3/20/13	680 bp	(165,430)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	--	EUR	865,000	9/20/13	720 bp	(111,886)

Wind Acquisition

9 3/4%, 12/1/15	--	EUR	815,000		3/20/13	597 bp	(23,983)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	815,000		3/20/13	795 bp	(173,690)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	364,141		$1,859,576		5/25/46	11 bp	29,446

DJ CDX NA EM Series 10
Index	62,677		1,085,000		12/20/13	335 bp	(79,695)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,722,000		12/20/10	105.5 bp	(451,224)

DJ CDX NA IG Series 11
Index	(162,523)		7,410,000		12/20/13	(150 bp)	(1,319)

DJ CMB NA CMBX AAA Index	(111,756)		1,435,000	(F)	2/17/51	(35 bp)	72,929

DJ iTraxx Europe
Crossover Series 8
Version 1	(435,596)	EUR	3,260,000		12/20/12	(375 bp)	156,227

Domtar Corp., 7 1/8%,
8/15/15	--		$280,000		12/20/11	(500 bp)	(6,714)

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--		2,360,300		3/20/12	(85 bp)	61,074

General Growth
Properties, conv. bond
3.98%, 4/15/27	--		3,060,000		9/20/13	775 bp	(1,568,216)

iStar Financial, Inc.,
6%, 12/15/10	51,800		740,000		3/20/09	500 bp	(40,511)

Republic of Argentina,
8.28%, 12/31/33	--		1,385,000		6/20/14	235 bp	(822,828)

Republic of Hungary,
4 3/4%, 2/3/15	--		1,155,000		4/20/13	(171.5 bp)	65,694

Republic of Indonesia,
6.75%, 3/10/14	--		1,870,000		6/20/17	171.5 bp	(623,560)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,945,000		5/20/17	230 bp	(262,008)

Republic of Turkey,
11 7/8%, 1/15/30	--		1,435,000		5/20/17	244 bp	(180,590)

Russian Federation,
7 1/2%, 3/31/30	--		1,580,000		5/20/17	60 bp	(530,236)

Russian Federation,
7 1/2%, 3/31/30	--		225,000		9/20/13	276 bp	(43,691)

Russian Federation,
7.5%, 3/31/30	--		2,250,000		8/20/12	65 bp	(513,994)

Russian Federation,
7.5%, 3/31/30	--		1,500,000		8/20/17	85 bp	(542,140)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		410,000		6/20/13	595 bp	(51,598)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		205,000		3/20/13	685 bp	(59,027)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	3,717,448		43,263,000	(F)	2/17/51	35 bp	(1,853,738)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		2,105,000		6/20/12	(150 bp)	181,269

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		1,435,000		9/20/11	(426 bp)	124,223

Pulte Homes Inc.,
5.25%, 1/15/14	--		1,344,000		9/20/11	(482 bp)	(30,758)

Merrill Lynch International
KinderMorgan, 6 1/2%,
9/1/12	--		3,137,000		9/20/12	(128 bp)	138,241

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--		1,100,000		6/20/09	190 bp	(182,742)

Bombardier, Inc,
6 3/4%, 5/1/12	--		1,050,000		6/20/12	(114 bp)	102,620

Bundesrepublic of
Deutschland, 6%, 6/20/16	--		5,697,000		6/20/18	8 bp	(120,630)

DJ ABX CMBX AAA Index	551,349		7,746,000		3/15/49	7 bp	(160,787)

DJ ABX CMBX BBB Index	92		127,231	(F)	10/12/52	(134 bp)	74,327

DJ CDX NA HY Series 9
Index	127,748		3,193,711		12/20/12	375 bp	(398,777)

DJ CDX NA IG Series 10
Index	273,134	14,019,752	6/20/18	(150 bp)	624,516

DJ CDX NA IG Series 11
Index	(559,425)	21,850,000	12/20/18	(140 bp)	69,977

DJ CMB NA CMBX AAA Index	2,170,947	18,097,500	12/13/49	8 bp	(293,437)

DJ CMB NA CMBX AAA Index	5,994,468	55,238,000	2/17/51	35 bp	(779,460)

Dominican Republic,
8 5/8%, 4/20/27	--	2,340,000	11/20/11	(170 bp)	715,194

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	2,360,500	3/20/12	44 bp	(91,165)

Nalco, Co. 7.75%,
11/15/11	--	175,000	9/20/12	330 bp	(8,017)

Nalco, Co. 7.75%,
11/15/11	--	200,000	3/20/13	460 bp	(1,647)

Republic of Austria,
5 1/4%, 1/4/11	--	5,697,000	6/20/18	(17 bp)	284,290

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,570,000	10/12/12	339 bp	(613,619)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	275,000	9/20/13	(760 bp)	17,224

Total					$(23,779,790)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $742,396,937.

(b) The aggregate identified cost on a tax basis is $1,163,480,404, resulting in gross unrealized appreciation and depreciation of $33,292,598 and $206,122,804, respectively, or net unrealized depreciation of $172,830,206.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at October 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $4,727,262. The fund received cash collateral of $4,849,750 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

(U) These securities, in part or in entirety, represents unfunded loan commitments. As of October 31, 2008, the fund had unfunded loan commitments of $961,200, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems	$59,836
Golden Nugget, Inc.	76,364
Manitowoc Co., Inc.	825,000

Totals	$961,200

At October 31, 2008, liquid assets totaling $153,008,544 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at October 31, 2008 (as a percentage of Portfolio Value):

United States	83.8%
Japan	4.5
United Kingdom	2.2
Luxembourg	1.5
Sweden	1.0
Canada	0.9
Brazil	0.7
Venezuela	0.7
Cayman Islands	0.7
Argentina	0.6
Colombia	0.5
Russia	0.5
Other	2.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $125,077 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $73,177,560 and $99,617,992, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$63,856,820	$(9,787,214)

Level 2	897,899,548	(98,373,611)

Level 3	28,893,830	--

Total	$990,650,198	$(108,160,825)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of October 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of July 31, 2008	$1,138,203	$--

Accrued discounts/premiums	--	--

Realized Gain / Loss	(1,173,028)	--

Change in net unrealized appreciation (depreciation)	1,099,233	--

Net Purchases / Sales	(233,676)	--

Net Transfers in and/or out of Level 3	28,063,098	--

Balance as of October 31, 2008	$28,893,830	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008